FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04986

                       FRANKLIN INVESTORS SECURITIES TRUST
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               (Address of principal executive offices) (Zip code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                    ------------

Date of fiscal year end: 10/31
                         -----

Date of reporting period: 7/31/04
                          -------


Item 1. Schedule of Investments.

FRANKLIN INVESTORS SECURITIES TRUST

QUARTERLY STATEMENTS OF INVESTMENTS
JULY 31, 2004

--------------------------------------------------------------------------------

CONTENTS

Franklin Adjustable U.S. Government Securities Fund ...................   3

Franklin Convertible Securities Fund ..................................   5

Franklin Equity Income Fund ...........................................  11

Franklin Floating Rate Daily Access Fund ..............................  15

Franklin Short-Intermediate U.S. Government Securities Fund ...........  29

Franklin Total Return Fund ............................................  31

Notes to Statements of Investments ....................................  44

U.S. Government Adjustable Rate Mortgage Portfolio ....................  46


                                     [LOGO]
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                         Quarterly Statements of Investments | 1
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FRANKLIN INVESTORS SECURITIES TRUST

STATEMENT OF INVESTMENTS, JULY 31, 2004 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND                                                  SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS (COST $650,846,103) 99.9%
U.S. Government Adjustable Rate Mortgage Portfolio ...........................................      67,744,848     $  615,800,665
                                                                                                                   --------------
OTHER ASSETS, LESS LIABILITIES .1% ...........................................................                            817,597
                                                                                                                   --------------
NET ASSETS 100.0% ............................................................................                     $  616,618,262
                                                                                                                   ==============


                                           Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 3
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4 | Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

STATEMENT OF INVESTMENTS, JULY 31, 2004 (UNAUDITED)

        -------------------------------------------------------------------------------------------------------------------------
        FRANKLIN CONVERTIBLE SECURITIES FUND                                                   SHARES/WARRANTS         VALUE
        -------------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS AND WARRANTS 2.9%
        ELECTRONIC TECHNOLOGY .8%
 (a),(b)Intersil Corp., wts., 144A, 11/19/06 .................................................          23,821     $      208,763
     (a)Solectron Corp. ......................................................................         695,713          3,826,421
                                                                                                                   --------------
                                                                                                                        4,035,184
                                                                                                                   --------------

        HEALTH TECHNOLOGY 1.0%
     (a)OSI Pharmaceuticals Inc. .............................................................          90,000          5,409,000
                                                                                                                   --------------

        PROCESS INDUSTRIES .2%
     (a)HMP Equity Holdings Corp., wts., 144A, 5/15/11 .......................................           6,500          1,303,250
                                                                                                                   --------------

        UTILITIES .9%
        PPL Corp. ............................................................................          96,260          4,461,651
                                                                                                                   --------------
        TOTAL COMMON STOCKS AND WARRANTS (COST $14,846,783) ..................................                         15,209,085
                                                                                                                   --------------

        CONVERTIBLE PREFERRED STOCKS 42.4%
        COMMERCIAL SERVICES .6%
        Interpublic Group of Cos. Inc., 5.375%, cvt. pfd. ....................................          65,000          3,145,350
                                                                                                                   --------------

        COMMUNICATIONS .9%
        ALLTEL Corp., 7.75%, cvt. pfd. .......................................................          90,000          4,509,000
                                                                                                                   --------------

        CONSUMER DURABLES 3.9%
        Ford Motor Co. Capital Trust II, 6.50%, cvt. pfd. ....................................         255,000         13,629,750
        General Motors Corp., 6.25%, cvt. pfd. ...............................................         235,000          6,608,200
                                                                                                                   --------------
                                                                                                                       20,237,950
                                                                                                                   --------------

        CONSUMER NON-DURABLES 1.2%
        Constellation Brands Inc., 5.75%, cvt. pfd. ..........................................         191,800          6,353,375
                                                                                                                   --------------

        CONSUMER SERVICES 2.1%
        Cendant Corp., 7.75%, cvt. pfd. ......................................................         120,000          5,922,000
        Six Flags Inc., 7.25%, cvt. pfd. .....................................................         250,000          5,002,500
                                                                                                                   --------------
                                                                                                                       10,924,500
                                                                                                                   --------------

        DISTRIBUTION SERVICES .7%
        McKesson Financing Trust, 5.00%, cvt. pfd. ...........................................          75,000          3,853,125
                                                                                                                   --------------

        ELECTRONIC TECHNOLOGY 1.0%
        Northrop Grumman Corp., 7.00%, cvt. pfd. B ...........................................          40,000          5,240,000
                                                                                                                   --------------

        ENERGY MINERALS 5.5%
        Arch Coal Inc., 5.00%, cvt. pfd. .....................................................         100,000          8,762,500
        Chesapeake Energy Corp., 6.75%, cvt. pfd. ............................................          20,000          2,005,000
        Chesapeake Energy Corp., 6.75%, cvt. pfd., 144A ......................................          80,000          8,020,000
        Kerr-McGee Corp. into Devon Energy, 5.50%, cvt. pfd. .................................         170,000         10,051,250
                                                                                                                   --------------
                                                                                                                       28,838,750
                                                                                                                   --------------

        FINANCE 13.9%
        Capital One Financial, 6.25%, cvt. pfd. ..............................................         100,000          5,162,500
        Chubb Corp., 7.00%, cvt. pfd. ........................................................         150,000          4,123,500
        Commerce Capital Trust II, 5.95%, cvt. pfd. ..........................................         145,000          8,138,125
        Conseco Inc., 5.50%, cvt. pfd. .......................................................         225,000          5,596,875
        Hartford Financial Service Group Inc., 6.00%, cvt. pfd. ..............................          75,000          4,616,250
        PMI Group Inc., 5.875%, cvt. pfd. ....................................................         270,000          7,114,500
        Prudential Financial Inc., 6.75%, cvt. pfd. ..........................................         120,700          8,465,898
        Travelers Property Casualty Corp., junior sub. note, 4.50%, cvt. pfd. ................         300,000          6,900,000


                                         Quarterly Statements of Investments | 5

FRANKLIN INVESTORS SECURITIES TRUST

---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN CONVERTIBLE SECURITIES FUND                                                                 SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (CONT.)
FINANCE (CONT.)
Unumprovident Corp., 8.25%, cvt. pfd. ........................................................         400,000     $   10,675,000
Washington Mutual Capital Trust I, 5.375%, cvt. pfd., 144A ...................................          60,000          3,187,500
Washington Mutual Inc., 5.375%, cvt. pfd. ....................................................          20,000          1,062,500
XL Capital Ltd., 6.50%, cvt. pfd. ............................................................         320,000          7,596,480
                                                                                                                   --------------
                                                                                                                       72,639,128
                                                                                                                   --------------

HEALTH SERVICES 1.3%
Anthem Inc., 6.00%, cvt. pfd. ................................................................          70,000          6,696,200
                                                                                                                   --------------

INDUSTRIAL SERVICES 1.7%
Allied Waste Industries Inc., 6.25%, cvt. pfd. ...............................................         107,500          5,802,850
Williams Cos. Inc., 5.50%, cvt. pfd., 144A ...................................................          41,000          2,941,750
                                                                                                                   --------------
                                                                                                                        8,744,600
                                                                                                                   --------------

PROCESS INDUSTRIES 2.3%
International Paper Co., 5.25%, cvt. pfd. ....................................................          75,000          3,731,250
Temple Inland Inc., 7.50%, cvt. pfd. .........................................................         140,000          8,132,600
                                                                                                                   --------------
                                                                                                                       11,863,850
                                                                                                                   --------------

REAL ESTATE 3.0%
Citigroup Global Markets into Regency, 2.00%, cvt. pfd. ......................................         105,000          3,992,730
Glenborough Realty Trust Inc., 7.75%, cvt. pfd., A ...........................................          96,327          2,359,048
Host Marriott Corp., 6.75%, cvt. pfd. ........................................................         182,800          9,385,866
                                                                                                                   --------------
                                                                                                                       15,737,644
                                                                                                                   --------------

RETAIL TRADE 1.3%
Toys R Us Inc., 6.25%, cvt. pfd. .............................................................         144,000          6,579,360
                                                                                                                   --------------

UTILITIES 3.0%
CMS Energy Corp., 4.50%, cvt. pfd., 144A .....................................................         100,000          5,650,000
DTE Energy Co., 8.75%, cvt. pfd. .............................................................         200,000          5,098,000
FPL Group Inc., 8.50%, cvt. pfd. .............................................................          85,000          4,821,200
                                                                                                                   --------------
                                                                                                                       15,569,200
                                                                                                                   --------------
TOTAL CONVERTIBLE PREFERRED STOCKS (COST $193,146,624)........................................                        220,932,032
                                                                                                                   --------------

                                                                                                ----------------
                                                                                                PRINCIPAL AMOUNT
                                                                                                ----------------
CONVERTIBLE BONDS 50.8%
COMMERCIAL SERVICES 2.0%
Grey Global Group Inc., cvt., 144A, 5.00%, 10/15/33 ..........................................    $  6,000,000          6,435,000
Interpublic Group of Cos. Inc., cvt., 144A, 4.50%, 3/15/23 ...................................       3,000,000          3,933,750
                                                                                                                   --------------
                                                                                                                       10,368,750
                                                                                                                   --------------

COMMUNICATIONS 1.9%
NII Holdings Inc., cvt., senior note, 144A, 3.50%, 9/15/33 ...................................       6,000,000          9,727,500
                                                                                                                   --------------

CONSUMER DURABLES 1.0%
K2 Inc., cvt., 144A, 5.00%, 6/15/10 ..........................................................       4,000,000          5,425,720
                                                                                                                   --------------


6 | Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

    -----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN CONVERTIBLE SECURITIES FUND                                                        PRINCIPAL AMOUNT       VALUE
    -----------------------------------------------------------------------------------------------------------------------------
    CONVERTIBLE BONDS (CONT.)
    CONSUMER SERVICES 3.5%
 (c)Adelphia Communications Corp., cvt., junior sub. note, 6.00%, 2/15/06 ....................    $ 11,250,000     $    2,643,750
    Fairmont Hotels & Resorts Inc., cvt., senior note, 144A, 3.75%, 12/01/23 (Canada) ........       5,000,000          5,112,500
    Liberty Media Corp. into Viacom, cvt., B, 3.25%, 3/15/31 .................................      10,000,000          8,887,500
    Tyco International Group SA, cvt., 2.75%, 1/15/18 (Bermuda) ..............................       1,000,000          1,425,000
                                                                                                                   --------------
                                                                                                                       18,068,750
                                                                                                                   --------------

    DISTRIBUTION SERVICES 2.9%
    Amerisource Health Corp., cvt., 5.00%, 12/01/07 ..........................................       8,500,000          9,424,375
    Performance Food Group Co., cvt., 5.50%, 10/16/08 ........................................       5,500,000          5,637,500
                                                                                                                   --------------
                                                                                                                       15,061,875
                                                                                                                   --------------

    ELECTRONIC TECHNOLOGY 2.6%
    Advanced Energy Industries Inc., cvt., 5.00%, 9/01/06 ....................................       2,000,000          1,995,000
    L-3 Communications Holdings Inc., cvt., 4.00%, 9/15/11 ...................................       4,000,000          4,685,000
    Liberty Media Corp. into Motorola, cvt., senior deb., 3.50%, 1/15/31 .....................       8,000,000          6,950,000
                                                                                                                   --------------
                                                                                                                       13,630,000
                                                                                                                   --------------

    FINANCE 6.7%
    Capitalsource Inc., cvt., senior note, 144A, 3.50%, 7/15/34 ..............................       8,000,000          7,760,000
    Countrywide Financial, cvt., zero cpn., 2/08/31 ..........................................       6,000,000         10,140,000
    GATX Corp., cvt., 144A, 5.00%, 8/15/23 ...................................................       3,000,000          3,813,750
    Leucadia National Corp., cvt., 144A, 3.75%, 4/15/14 ......................................       7,500,000          7,762,500
    NCO Group Inc., cvt., 4.75%, 4/15/06 .....................................................       5,000,000          5,206,250
                                                                                                                   --------------
                                                                                                                       34,682,500
                                                                                                                   --------------

    HEALTH SERVICES 3.7%
    LifePoint Hospitals Holding, cvt., 4.50%, 6/01/09 ........................................       2,500,000          2,521,875
    Pacificare Health Systems Inc., cvt., 3.00%, 10/15/32 ....................................       2,000,000          3,202,500
    Sierra Health Services Inc., cvt., senior deb., 2.25%, 3/15/23 ...........................       3,000,000          7,477,500
    Universal Health Services Inc., cvt., .426%, 6/23/20 .....................................      10,000,000          5,950,000
                                                                                                                   --------------
                                                                                                                       19,151,875
                                                                                                                   --------------

    HEALTH TECHNOLOGY 11.6%
    Alpharma Inc., cvt., 3.00%, 6/01/06 ......................................................       4,000,000          4,920,000
    Alza Corp., cvt., zero cpn., 7/28/20 .....................................................      10,000,000          7,687,500
    Biogen Idec Inc., cvt., zero cpn., 2/16/19 ...............................................       3,500,000          8,500,625
    Gilead Sciences Inc., cvt., senior note, 2.00%, 12/15/07 .................................       6,000,000          8,715,000
    InterMune Inc., cvt., senior note, .25%, 3/01/11 .........................................       8,000,000          6,400,000
    IVAX Corp., cvt., 4.50%, 5/15/08 .........................................................       5,000,000          4,968,750
    Medarex Inc., cvt., 144A, 2.25%, 5/15/11 .................................................       5,000,000          3,856,250
    MGI PHARMA Inc., cvt., senior sub. note, 144A, 2.25%, 3/02/24 ............................       5,800,000          4,785,000
    NPS Pharmaceuticals Inc., cvt., senior note, 144A, 3.00%, 6/15/08 ........................       7,000,000          6,510,000
    Protein Design Labs Inc., cvt., 2.75%, 8/16/23 ...........................................       2,150,000          2,330,062
    Valeant Pharmaceuticals International, cvt., sub. note, 144A, 3.00%, 8/16/10 .............       2,000,000          1,827,500
                                                                                                                   --------------
                                                                                                                       60,500,687
                                                                                                                   --------------

    PROCESS INDUSTRIES 2.0%
    Bunge Ltd., cvt., senior note, 3.75%, 11/15/22 ...........................................       5,000,000          6,718,750
    HMP Equity Holdings Corp., zero cpn., 144A, 5/15/08 ......................................       6,500,000          3,867,500
                                                                                                                   --------------
                                                                                                                       10,586,250
                                                                                                                   --------------


                                         Quarterly Statements of Investments | 7

FRANKLIN INVESTORS SECURITIES TRUST

    -----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN CONVERTIBLE SECURITIES FUND                                                        PRINCIPAL AMOUNT       VALUE
    -----------------------------------------------------------------------------------------------------------------------------
    CONVERTIBLE BONDS (CONT.)
    PRODUCER MANUFACTURING 2.8%
    Lennox International Inc., cvt., 6.25%, 6/01/09 ..........................................    $  5,500,000     $    6,572,500
    Tyco International Group SA, cvt., 144A, 2.75%, 1/15/18 (Luxembourg) .....................       5,500,000          7,837,500
                                                                                                                   --------------
                                                                                                                       14,410,000
                                                                                                                   --------------

    RETAIL TRADE 4.4%
    Casual Male Retail Group Inc., cvt., senior sub. note, 144A, 5.00%, 1/01/24 ..............       7,000,000          6,510,000
    Gap Inc., cvt., senior note, 5.75%, 3/15/09 ..............................................       3,500,000          5,114,375
    Gap Inc., cvt., senior note, 144A, 5.75%, 3/15/09 ........................................       3,500,000          5,114,375
    Lowe's Cos. Inc., cvt., senior note, zero cpn., 2/16/21 ..................................       8,000,000          6,490,000
                                                                                                                   --------------
                                                                                                                       23,228,750
                                                                                                                   --------------

    TECHNOLOGY SERVICES 1.6%
    Electronic Data Systems Corp., cvt., 144A, 3.875%, 7/15/23 ...............................       3,000,000          2,872,500
    Symantec Corp., cvt., 3.00%, 11/01/06 ....................................................       2,000,000          5,510,000
                                                                                                                   --------------
                                                                                                                        8,382,500
                                                                                                                   --------------

    UTILITIES 4.1%
    Dynegy Inc., cvt., 144A, 4.75%, 8/15/23 ..................................................       5,000,000          6,612,500
    Reliant Resources Inc., cvt., 144A, 5.00%, 8/15/10 .......................................       5,000,000          6,591,400
    Sierra Pacific Resources Co., cvt., 144A, 7.25%, 2/14/10 .................................       4,000,000          8,185,000
                                                                                                                   --------------
                                                                                                                       21,388,900
                                                                                                                   --------------
    TOTAL CONVERTIBLE BONDS (COST $236,782,814) ..............................................                        264,614,057
                                                                                                                   --------------
    TOTAL LONG TERM INVESTMENTS (COST $444,776,221) ..........................................                        500,755,174
                                                                                                                   --------------

                                                                                                   ------------
                                                                                                      SHARES
                                                                                                   ------------
    SHORT TERM INVESTMENTS 5.1%
    MONEY FUND (COST $25,869,477) 5.0%
 (d)Franklin Institutional Fiduciary Trust Money Market Portfolio ............................      25,869,477         25,869,477
                                                                                                                   --------------


8 | Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

    -----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN CONVERTIBLE SECURITIES FUND                                                        PRINCIPAL AMOUNT       VALUE
    -----------------------------------------------------------------------------------------------------------------------------
 (e)REPURCHASE AGREEMENT (COST $735,222) .1%
    Joint Repurchase Agreement, 1.32%, 8/02/04 (Maturity Value $735,303) .....................    $    735,222     $      735,222
      ABN AMRO Bank, N.V., New York Branch (Maturity Value $72,244)
      Banc of America Securities LLC (Maturity Value $72,244)
      Barclays Capital Inc. (Maturity Value $72,244)
      Bear, Stearns & Co. Inc. (Maturity Value $32,118)
      BNP Paribas Securities Corp. (Maturity Value $72,244)
      Deutsche Bank Securities Inc. (Maturity Value $72,244)
      Goldman, Sachs & Co. (Maturity Value $72,244)
      Greenwich Capital Markets Inc. (Maturity Value $72,244)
      Lehman Brothers Inc. (Maturity Value $52,989)
      Morgan Stanley & Co. Inc. (Maturity Value $72,244)
      UBS Securities LLC (Maturity Value $72,244)
       Collateralized by U.S. Government Agency Securities, 1.26% - 7.125%, 8/11/04 - 6/15/09,
        U.S. Treasury Bonds, 9.375%, 2/15/06, and U.S. Treasury Notes, 1.625% - 7.50%,
        2/15/05 - 6/15/09
                                                                                                                   --------------
    TOTAL SHORT TERM INVESTMENTS (COST $26,604,699) ..........................................                         26,604,699
                                                                                                                   --------------
    TOTAL INVESTMENTS (COST $471,380,920) 101.2% .............................................                        527,359,873
    OTHER ASSETS, LESS LIABILITIES (1.2)% ....................................................                         (6,341,365)
                                                                                                                   --------------
    NET ASSETS 100.0% ........................................................................                     $  521,018,508
                                                                                                                   ==============

(a)   Non-income producing.

(b)   See Note 2 regarding restricted securities.

(c)   Defaulted security.

(d) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

(e) At July 31, 2004, all repurchase agreements held by the funds had been entered into on July 30, 2004.


                                           Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 9
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10 | Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

STATEMENT OF INVESTMENTS, JULY 31, 2004 (UNAUDITED)

    -----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN EQUITY INCOME FUND                                                                      SHARES            VALUE
    -----------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 91.8%
    COMMERCIAL SERVICES 3.0%
 (a)Dex Media Inc. ...........................................................................         450,000     $    8,667,000
    R.R. Donnelley & Sons Co. ................................................................         540,200         17,145,948
                                                                                                                   --------------
                                                                                                                       25,812,948
                                                                                                                   --------------

    COMMUNICATIONS 6.6%
    Alltel Corp. .............................................................................         165,400          8,600,800
    BellSouth Corp. ..........................................................................         486,000         13,165,740
    SBC Communications Inc. ..................................................................         650,500         16,483,670
    Verizon Communications Inc. ..............................................................         467,750         18,027,085
                                                                                                                   --------------
                                                                                                                       56,277,295
                                                                                                                   --------------

    CONSUMER DURABLES 1.2%
    Newell Rubbermaid Inc. ...................................................................         255,200          5,512,320
    Stanley Works ............................................................................         109,200          4,630,080
                                                                                                                   --------------
                                                                                                                       10,142,400
                                                                                                                   --------------

    CONSUMER NON-DURABLES 8.8%
    Altria Group Inc. ........................................................................         389,900         18,559,240
    British American Tobacco PLC (United Kingdom) ............................................         535,600          8,142,305
    Coca-Cola Co. ............................................................................         125,700          5,513,202
    Colgate-Palmolive Co. ....................................................................         195,200         10,384,640
    Kimberly-Clark Corp. .....................................................................         251,600         16,120,012
    Sara Lee Corp. ...........................................................................         459,200         10,084,032
    Unilever NV, N.Y. shs., ADR (Netherlands) ................................................          97,500          5,979,675
                                                                                                                   --------------
                                                                                                                       74,783,106
                                                                                                                   --------------

    CONSUMER SERVICES 1.3%
    Dow Jones & Co. Inc. .....................................................................         174,300          7,386,834
    The Walt Disney Co. ......................................................................         160,800          3,712,872
                                                                                                                   --------------
                                                                                                                       11,099,706
                                                                                                                   --------------

    ELECTRONIC TECHNOLOGY 6.8%
    Diebold Inc. .............................................................................          64,900          2,991,890
    Hewlett-Packard Co. ......................................................................         384,100          7,739,615
    Lockheed Martin Corp. ....................................................................         169,100          8,960,609
    Nokia Corp., ADR (Finland) ...............................................................         676,500          7,860,930
    Raytheon Co. .............................................................................         425,100         14,262,105
    Rockwell Automation Inc. .................................................................         319,100         11,937,531
    Seagate Technology .......................................................................         324,800          3,725,456
                                                                                                                   --------------
                                                                                                                       57,478,136
                                                                                                                   --------------

    ENERGY MINERALS 12.3%
    BP PLC, ADR (United Kingdom) .............................................................         480,000         27,052,800
    ChevronTexaco Corp. ......................................................................         289,260         27,667,719
    Exxon Mobil Corp. ........................................................................         373,034         17,271,474
    Kerr-McGee Corp. .........................................................................         252,500         13,256,250
    Shell Transport & Trading Co. PLC, ADR (United Kingdom) ..................................         450,600         19,736,280
                                                                                                                   --------------
                                                                                                                      104,984,523
                                                                                                                   --------------


                                        Quarterly Statements of Investments | 11

FRANKLIN INVESTORS SECURITIES TRUST

---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN EQUITY INCOME FUND                                                                          SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
FINANCE 24.6%
Arthur J. Gallagher & Co. ....................................................................         318,600     $    9,867,042
Bank of America Corp. ........................................................................         405,653         34,484,562
Citigroup Inc. ...............................................................................         590,500         26,035,145
Fannie Mae ...................................................................................         300,900         21,351,864
Fifth Third Bancorp ..........................................................................         169,000          8,341,840
JPMorgan Chase & Co. .........................................................................         395,550         14,765,881
KeyCorp ......................................................................................         128,200          3,869,076
Marsh & McLennan Cos. Inc. ...................................................................         278,600         12,364,268
Morgan Stanley ...............................................................................         272,100         13,422,693
Old Republic International Corp. .............................................................         345,100          8,037,379
St. Paul Travelers Cos. Inc. .................................................................         383,500         14,216,345
U.S. Bancorp .................................................................................         520,000         14,716,000
Washington Mutual Inc. .......................................................................         334,700         12,986,360
Wells Fargo & Co. ............................................................................         249,300         14,312,313
                                                                                                                   --------------
                                                                                                                      208,770,768
                                                                                                                   --------------

HEALTH TECHNOLOGY 7.1%
Abbott Laboratories ..........................................................................         164,600          6,477,010
Bristol-Myers Squibb Co. .....................................................................         257,200          5,889,880
GlaxoSmithKline PLC, ADR (United Kingdom) ....................................................         250,300         10,249,785
Johnson & Johnson Inc. .......................................................................         114,700          6,339,469
Merck & Co. Inc. .............................................................................         205,000          9,296,750
Pall Corp. ...................................................................................         276,100          6,397,237
Pfizer Inc. ..................................................................................         296,800          9,485,728
Wyeth ........................................................................................         182,700          6,467,580
                                                                                                                   --------------
                                                                                                                       60,603,439
                                                                                                                   --------------

NON-ENERGY MINERALS 1.0%
Alcoa Inc. ...................................................................................         258,500          8,279,755
                                                                                                                   --------------

PROCESS INDUSTRIES 3.3%
Dow Chemical Co. .............................................................................         373,600         14,902,904
E.I. du Pont de Nemours & Co. ................................................................         299,600         12,843,852
                                                                                                                   --------------
                                                                                                                       27,746,756
                                                                                                                   --------------

PRODUCER MANUFACTURING 8.0%
Avery Dennison Corp. .........................................................................         161,800          9,800,226
General Electric Co. .........................................................................       1,045,600         34,766,200
Honeywell International Inc. .................................................................         345,300         12,986,733
Pitney Bowes Inc. ............................................................................         249,400         10,524,680
                                                                                                                   --------------
                                                                                                                       68,077,839
                                                                                                                   --------------

REAL ESTATE 1.3%
iStar Financial Inc. .........................................................................         161,500          6,137,000
Vornado Realty Trust .........................................................................          80,400          4,670,436
                                                                                                                   --------------
                                                                                                                       10,807,436
                                                                                                                   --------------


12 | Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

    -----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN EQUITY INCOME FUND                                                                      SHARES            VALUE
    -----------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    TECHNOLOGY SERVICES 3.0%
    Automatic Data Processing Inc. ...........................................................         157,600     $    6,616,048
    Microsoft Corp. ..........................................................................         508,300         14,466,218
    Paychex Inc. .............................................................................         141,200          4,336,252
                                                                                                                   --------------
                                                                                                                       25,418,518
                                                                                                                   --------------

    TRANSPORTATION .7%
    Union Pacific Corp. ......................................................................         105,600          5,949,504
                                                                                                                   --------------

    UTILITIES 2.8%
    NiSource Inc. ............................................................................         506,100         10,476,270
    Pinnacle West Capital Corp. ..............................................................         107,600          4,357,800
    PPL Corp. ................................................................................         101,400          4,699,890
    Scottish Power PLC (United Kingdom) ......................................................         587,400          4,208,532
                                                                                                                   --------------
                                                                                                                       23,742,492
                                                                                                                   --------------
    TOTAL COMMON STOCKS (COST $683,922,719) ..................................................                        779,974,621
                                                                                                                   --------------

    CONVERTIBLE PREFERRED STOCKS 3.6%
    CONSUMER DURABLES .7%
    Ford Motor Co. Capital Trust II, 6.50%, cvt. pfd. ........................................         117,700          6,291,065
                                                                                                                   --------------

    FINANCE 1.4%
    Capital One Financial, 6.25%, cvt. pfd. ..................................................          76,400          3,944,150
    Prudential Financial Inc., 6.75%, cvt. pfd. ..............................................         111,600          7,827,624
                                                                                                                   --------------
                                                                                                                       11,771,774
                                                                                                                   --------------

    RETAIL TRADE .9%
    Toys R Us Inc., 6.25%, cvt. pfd. .........................................................         169,700          7,753,593
                                                                                                                   --------------

    UTILITIES .6%
    Sierra Pacific Resources Co., 9.00%, cvt. pfd., PIES .....................................         136,600          5,350,622
                                                                                                                   --------------
    TOTAL CONVERTIBLE PREFERRED STOCKS (COST $27,602,863).....................................                         31,167,054
                                                                                                                   --------------
    TOTAL LONG TERM INVESTMENTS (COST $711,525,582) ..........................................                        811,141,675
                                                                                                                   --------------

    SHORT TERM INVESTMENT (COST $30,259,976) 3.6%
    MONEY FUND
 (b)Franklin Institutional Fiduciary Trust Money Market Portfolio ............................      30,259,976         30,259,976
                                                                                                                   --------------
    TOTAL INVESTMENTS (COST $741,785,558) 99.0% ..............................................                        841,401,651
    OTHER ASSETS, LESS LIABILITIES 1.0% ......................................................                          8,226,374
                                                                                                                   --------------
    NET ASSETS 100.0% ........................................................................                     $  849,628,025
                                                                                                                   ==============

(a)   Non-income producing.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


                                           Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 13

                      This page intentionally left blank.


14 | Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

STATEMENT OF INVESTMENTS, JULY 31, 2004 (UNAUDITED)

    -----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                                    PRINCIPAL AMOUNT       VALUE
    -----------------------------------------------------------------------------------------------------------------------------
    BONDS .7%
    BROADCASTING .5%
    Paxson Communications Corp., senior secured note, FRN, 144A, 4.35%, 1/15/10 ..............    $  4,000,000     $    4,035,000
                                                                                                                   --------------

    STEEL .2%
    Ispat Inland ULC, senior secured note, 144A, 7.86%, 4/01/10 ..............................       2,000,000          2,050,000
                                                                                                                   --------------
    TOTAL BONDS (COST $6,028,616) ............................................................                          6,085,000
                                                                                                                   --------------

    SENIOR FLOATING RATE INTERESTS 81.7%
    ADVERTISING/MARKETING SERVICES .5%
    Adams Outdoor Advertising Inc., Term Loan, 3.88%, 10/05/11 ...............................       4,000,000          4,051,668
                                                                                                                   --------------

    AEROSPACE & DEFENSE 1.3%
    ARINC Inc., Term Loan, 4.12%, 2/24/11 ....................................................         997,500          1,011,216
    CACI International Inc., Term Loan B, 3.18%, 4/23/11 .....................................       3,491,250          3,508,706
    Communications & Power Industry, Term Loan B, 4.43 - 4.48%, 7/29/10 ......................       1,496,250          1,523,369
    DRS Technologies Inc., Term Loan B, 3.09 - 3.73%, 11/04/10 ...............................       1,688,390          1,704,747
    ILC Industries Inc.,
       First Lien Term Loan, 4.586%, 8/04/10 .................................................         995,000          1,004,950
       Second Lien Term Loan, 7.336%, 2/05/11 ................................................         500,000            505,000
    Titan Corp., Term Loan B, 4.62 - 4.70%, 2/23/06 ..........................................         980,000            985,104
    Transdigm Inc., Term Loan B, 3.61%, 7/22/10 ..............................................         995,006          1,009,154
    Vought Aircraft Industries, Term Loan X, 4.73%, 12/31/06 .................................         339,055            342,022
                                                                                                                   --------------
                                                                                                                       11,594,268
                                                                                                                   --------------

    AUTO PARTS: ORIGINAL EQUIPMENT MANUFACTURER 3.4%
    Dayco Products LLC, Term Loan B, 4.57 - 4.87%, 6/18/11 ...................................       4,000,000          4,066,252
    Eagle Picher Industries Inc., Term Loan B, 4.41%, 8/07/09 ................................       3,946,986          3,983,989
    Exide Technologies USD (US Borrower), Term Loan, 4.813%, 5/04/10 .........................         500,000            504,375
    Exide Technologies USD (EURO Borrower), Term Loan, 4.813%, 5/04/10 .......................         500,000            502,188
    Federal Mogul Corp., DIP Term Loan, 4.313 - 4.50%, 2/06/05 ...............................         959,540            960,749
    GenCorp Inc., Term Loan B, 5.25 - 5.375%, 3/28/07 ........................................         982,500            989,459
 (a)Grand Vehicle Works, Term Loan B, 4.43 - 4.92%, 7/23/10 ..................................       2,500,000          2,496,875
    Hayes Lemmerz, Term Loan, 4.91 - 5.73%, 6/03/09 ..........................................       1,908,889          1,942,714
    Hilite International Inc., Term Loan B, 5.85 - 6.086%, 3/31/09 ...........................         838,604            843,845
    Key Plastics and Key Safety,
       Term Loan B, 4.37 - 4.61%, 7/31/10 ....................................................       1,800,000          1,828,688
       Term Loan C, 7.12 - 7.36%, 7/31/11 ....................................................       1,000,000          1,014,063
    Plastech Engineered Products Inc., First Lien Term Loan, 4.34%, 3/11/10 ..................         989,655          1,005,119
    Progressive Moulded Products, Term Loan C, 6.75%, 6/30/08 (Canada) .......................         895,477            896,597
    Tenneco Automotive Inc.,
       L/C Term Loan, 4.61%, 12/12/10 ........................................................         931,034            950,237
       Term Loan B, 4.503%, 12/12/10 .........................................................       2,058,621          2,099,365
    Tower Automotive Inc., Term Loan B, 5.82%, 5/24/09 .......................................       1,000,000          1,003,333
    TRW Automotive Acquisition Corp.,
       Term Loan A1, 3.625%, 2/28/09 .........................................................       2,560,976          2,591,920
       Term Loan D1, 4.125%, 2/28/11 .........................................................       1,496,250          1,524,305
                                                                                                                   --------------
                                                                                                                       29,204,073
                                                                                                                   --------------


                                        Quarterly Statements of Investments | 15

FRANKLIN INVESTORS SECURITIES TRUST

    -----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                                    PRINCIPAL AMOUNT       VALUE
    -----------------------------------------------------------------------------------------------------------------------------
    SENIOR FLOATING RATE INTERESTS (CONT.)
    AUTOMOTIVE AFTERMARKET .2%
    Guilford Mills Inc., First Lien Term Loan, 6.25%, 5/20/10 ................................    $    930,435     $      923,456
    United Components Inc., Term Loan C, 3.99%, 6/30/10 ......................................         856,667            870,031
                                                                                                                   --------------
                                                                                                                        1,793,487
                                                                                                                   --------------

    BEVERAGES: ALCOHOLIC .1%
    Southern Wine & Spirits of America Inc., Term Loan B, 3.84%, 6/21/08 .....................         992,478          1,004,574
                                                                                                                   --------------

    BEVERAGES: NON-ALCOHOLIC .1%
    Dr. Pepper Bottling Co. of Texas, Term Loan, 3.65 - 3.95%, 12/18/10 ......................         953,904            965,232
                                                                                                                   --------------

    BROADCASTING 3.6%
    Cumulus,
         Term Loan A1, 3.13%, 3/28/09 ........................................................       1,700,000          1,713,813
      (a)Term Loan E, 3.13%, 3/28/10 .........................................................       5,763,922          5,838,674
    Emmis Operating Co., Term Loan B, 3.10%, 11/10/11 ........................................       8,000,000          8,096,872
    Gray Television Inc., Term Loan C, 2.97 - 3.36%, 12/31/10 ................................       5,000,000          5,033,900
    Mission Broadcasting Inc., Term Loan C, 3.847, 12/31/10 ..................................       1,428,718          1,443,898
 (a)NEP Supershooters LP, First Lien Term Loan, 5.70%, 2/03/11 ...............................       1,250,000          1,263,281
    Nexstar Finance LLC, Term Loan C, 3.84%, 12/31/10 ........................................         561,282            565,842
    Radio One Inc., Term Loan A, 1.985%, 6/30/07 .............................................       1,550,000          1,539,829
    Sinclair Broadcasting, Term Loan A, 3.23%, 6/30/09 .......................................       5,500,000          5,527,500
                                                                                                                   --------------
                                                                                                                       31,023,609
                                                                                                                   --------------

    BUILDING PRODUCTS 1.1%
    Associated Materials Inc., Term Loan, 4.11 - 4.13%, 8/27/09 ..............................         736,842            746,053
    Builders FirstSource Inc., Term Loan, 4.53 - 4.59%, 3/17/10 ..............................       1,655,850          1,670,339
    Building Materials Holding Corp., Term Loan B, 4.375%, 8/13/10 ...........................         990,000            993,712
    NCI Building Systems Inc., Term Loan B, 3.41 - 3.45%, 6/07/10 ............................       3,500,000          3,545,937
    Norcraft Cos. LP, Term Loan, 4.66%, 10/21/09 .............................................         944,444            953,889
    PGT Industries Inc., First Lien Term Loan, 4.67%, 2/05/10 ................................         746,250            757,444
    Tapco International,
         Term Loan B, 4.33 - 4.34%, 7/23/07 ..................................................         568,104            570,944
         Term Loan C, 4.58 - 4.59%, 7/23/08 ..................................................         406,255            408,287
                                                                                                                   --------------
                                                                                                                        9,646,605
                                                                                                                   --------------

    CABLE/SATELLITE TELEVISION 5.4%
    Atlantic Broadband Finance LLC, Term Loan B, 4.61%, 8/06/11 ..............................       1,250,000          1,270,118
    Bresnan Broadband Holdings LLC,
         Term Loan A, 4.90 - 5.73%, 3/31/10 ..................................................       1,250,000          1,257,291
         Term Loan B, 4.83 - 5.11%, 9/30/10 ..................................................       1,000,000          1,015,000
    Century Cable (Adelphia), Discretionary Term Loan, 6.25%, 12/31/09 .......................       1,000,000            970,000
    Charter Communications Operating LLC, Term Loan B, 4.92%, 4/23/11 ........................       7,000,000          6,913,816
    DirecTV Holdings LLC, Term Loan, 3.45 - 3.76%, 3/06/10 ...................................       2,064,796          2,087,323
    Grapeclose Ltd. (Inmarsat),
         Term Loan B, 4.561%, 10/10/10 (United Kingdom) ......................................       2,000,000          2,022,500
         Term Loan C, 5.061%, 10/10/11 (United Kingdom) ......................................       2,000,000          2,022,500


16 | Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

    -----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                                    PRINCIPAL AMOUNT       VALUE
    -----------------------------------------------------------------------------------------------------------------------------
    SENIOR FLOATING RATE INTERESTS (CONT.)
    CABLE/SATELLITE TELEVISION (CONT.)
    Insight Midwest Holdings,
         Additional Term Loan, 3.938%, 12/31/09 ..............................................    $    995,000     $    1,011,237
      (a)Term Loan A, 2.688%, 6/30/09 ........................................................       5,876,289          5,863,067
         Term Loan B, 3.938%, 12/31/09 .......................................................         995,000          1,011,237
    MCC Iowa (Broadband),
         Term Loan A, 2.88%, 3/31/10 .........................................................       5,000,000          5,058,985
         Term Loan B, 3.87 - 4.17%, 9/12/10 ..................................................       2,000,000          2,023,594
         Term Loan B1, 3.87 - 4.17%, 9/12/10 .................................................       1,000,000          1,011,797
 (a)NTL Investment Holdings, Term Loan B, 4.627%, 5/31/12 (United Kingdom) ...................       8,000,000          7,946,664
 (a)Persona Communications Inc., Term Loan, 6.50%, 4/12/11 ...................................       4,000,000          4,043,752
    UCA-HHC (Adelphia), Term Loan, 5.50%, 3/31/08 ............................................         997,500            954,857
                                                                                                                   --------------
                                                                                                                       46,483,738
                                                                                                                   --------------

    CASINOS/GAMING 1.8%
    Alliance Gaming Corp., Term Loan B, 3.788%, 8/22/09 ......................................       1,500,000          1,518,375
    Boyd Gaming Corp., Term Loan B, 3.35 - 3.69%, 5/14/11 ....................................       2,500,000          2,533,202
    Global Cash Access LLC, Term Loan, 4.23%, 3/10/10 ........................................       1,975,000          2,008,328
    Greektown Casinos LLC, Term Loan D, 4.679 - 4.84%, 12/31/05 ..............................       1,842,896          1,849,807
    Isle of Capri, Term Loan B, 3.44 - 3.828%, 4/25/08 .......................................         827,500            837,696
    Isle of Capri Black Hawk LLC, Term Loan C, 4.18 - 4.59%, 12/31/07 ........................       3,208,324          3,254,268
    Marina District Finance Co. Inc., Term Loan B, 5.16 - 5.59%, 12/31/07 ....................         949,343            958,095
    Scientific Games Corp., Term Loan C, 3.98 - 4.08%, 12/31/09 ..............................       2,985,000          3,027,288
                                                                                                                   --------------
                                                                                                                       15,987,059
                                                                                                                   --------------

    CATALOG/SPECIALTY DISTRIBUTION .2%
    Affinity Group Inc.,
         Term Loan B1, 5.209 - 5.66%, 6/23/09 ................................................         231,122            233,626
         Term Loan B2, 5.209 - 5.578%, 6/23/09 ...............................................         577,806            584,066
    Oriental Trading Co. Inc., Term Loan B, 4.375%, 7/29/10 ..................................         963,470            973,707
                                                                                                                   --------------
                                                                                                                        1,791,399
                                                                                                                   --------------

    CHEMICALS: MAJOR DIVERSIFIED 1.2%
    Celanese AG, Term Loan, 3.688 - 4.23%, 4/06/11 (Luxembourg) ..............................       1,379,631          1,403,488
    Huntsman International LLC, Term Loan B, 4.688%, 12/31/10 ................................       4,000,000          4,065,500
    Invista B.V.,
         Term Loan B1, 4.563%, 4/29/11 (Luxembourg) ..........................................       3,470,588          3,524,816
         Term Loan B2, 4.563%, 4/29/11 (Canada) ..............................................       1,529,412          1,553,309
                                                                                                                   --------------
                                                                                                                       10,547,113
                                                                                                                   --------------

    CHEMICALS: SPECIALTY 2.2%
    Brenntag, Term Loan B2, 3.881%, 2/27/12 ..................................................       1,500,000          1,524,844
 (a)FMC Corp., Term Loan B, 3.23%, 10/21/07 ..................................................       5,956,595          6,033,793
    Ineos Group Ltd., Term Loan C, 4.661%, 6/30/09 ...........................................         876,833            890,260
    Kraton Polymers LLC, Term Loan B, 4.063 - 4.50%, 12/24/10 ................................         980,834            997,385
    Nalco Co., Term Loan B, 3.95 - 4.43%, 11/04/10 ...........................................       3,621,620          3,681,887
    Ripplewood Phosphorus LLC, Term Loan B, 4.53%, 7/16/11 ...................................       1,500,000          1,518,750
 (a)Rockwood Specialties Group Inc., Term Loan B, 4.183%, 7/23/10 ............................       2,500,000          2,522,545


                                        Quarterly Statements of Investments | 17

FRANKLIN INVESTORS SECURITIES TRUST

    -----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                                    PRINCIPAL AMOUNT       VALUE
    -----------------------------------------------------------------------------------------------------------------------------
    SENIOR FLOATING RATE INTERESTS (CONT.)
    CHEMICALS: SPECIALTY (CONT.)
    Sovereign Specialty Chemicals Inc., Term Loan B, 6.341%, 12/31/07 ........................    $    985,000     $      980,691
    Westlake Chemical Corp., Term Loan B, 4.951 - 7.00%, 7/31/10 .............................         990,000          1,004,850
                                                                                                                   --------------
                                                                                                                       19,155,005
                                                                                                                   --------------

    COAL 1.4%
    CONSOL Energy Inc., Term Loan B, 3.84%, 6/08/10 ..........................................       2,000,000          2,035,000
 (a)Foundation Coal, Term Loan B, 3.68%, 7/30/11 .............................................       3,900,000          3,944,850
    Peabody Energy Corp., Term Loan B, 3.23 - 3.27%, 3/21/10 .................................       6,036,541          6,110,114
                                                                                                                   --------------
                                                                                                                       12,089,964
                                                                                                                   --------------

    COMMERCIAL PRINTING/FORMS .2%
    American Reprographics, Term Loan B, 4.179%, 6/17/09 .....................................         995,000          1,009,925
 (a)Merrill Corp., Term Loan B, 3.98%, 7/30/09 ...............................................       1,000,000          1,008,438
                                                                                                                   --------------
                                                                                                                        2,018,363
                                                                                                                   --------------

    CONSTRUCTION MATERIALS .6%
 (a)St. Marys Cement Inc., Term Loan B, 4.086%, 11/24/09 (Canada) ............................       5,492,500          5,568,022
                                                                                                                   --------------

    CONSUMER SUNDRIES .9%
    NBTY Inc., Term Loan C, 3.313%, 7/22/09 ..................................................         692,989            694,535
    Rayovac Corp., Term Loan C, 3.75 - 4.10%, 10/01/09 .......................................         721,546            729,627
    Scotts Co., Term Loan B, 3.375 - 3.50%, 9/30/10 ..........................................       1,197,000          1,206,298
    United Industries Corp.,
      (a)Second Lien Term Loan, 5.98%, 10/31/11 ..............................................         750,000            764,063
      (a)Term Loan B, 3.84 - 4.09%, 4/30/11 ..................................................       3,992,500          4,059,873
                                                                                                                   --------------
                                                                                                                        7,454,396
                                                                                                                   --------------

    CONTAINERS/PACKAGING 3.1%
 (a)ACI Operations Property Ltd., Term Loan A, 4.21%, 4/01/07 (Australia) ....................       2,500,000          2,534,895
    Berry Plastics, Term Loan C, 3.68%, 7/22/10 ..............................................         956,136            973,665
    BWAY Corp., Term Loan B, 3.688%, 7/01/11 .................................................       1,650,000          1,678,360
    Crown Cork & Seal Co. Inc., Term Loan B, 4.586%, 9/15/08 .................................         950,000            965,289
 (a)Graham Packaging Co., Term Loan B, 4.188 - 4.375%, 2/20/10 ...............................       2,992,982          3,016,052
 (a)Graphic Packaging International Corp., Term Loan B, 4.35%, 8/08/10 .......................       3,980,000          4,047,577
    Greif Brothers Corp., Term Loan B, 3.43%, 8/15/09 ........................................         956,333            966,614
    Kerr Group Inc., Term Loan B, 5.09 - 6.75%, 8/11/10 ......................................       3,407,374          3,441,873
    Owens-Brockway Glass Container Inc.,
         Term Loan B, 4.48%, 4/01/08 .........................................................       1,000,000          1,015,417
         Term Loan C, 4.45%, 4/01/08 .........................................................       1,500,000          1,504,062
    Stone Container Corp.,
         Term Loan B, 4.00%, 7/25/09 .........................................................       4,875,702          4,918,364
         Term Loan C, 4.00%, 7/25/09 .........................................................         640,941            648,152
    Tekni-Plex Inc., Term Loan B, 5.578 - 5.68%, 6/21/08 .....................................         973,982            981,084
                                                                                                                   --------------
                                                                                                                       26,691,404
                                                                                                                   --------------


18 | Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

    -----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                                    PRINCIPAL AMOUNT       VALUE
    -----------------------------------------------------------------------------------------------------------------------------
    SENIOR FLOATING RATE INTERESTS (CONT.)
    DATA PROCESSING SERVICES .6%
    InfoUSA Inc.,
       Term Loan A, 3.87%, 3/25/09 ...........................................................    $  1,916,667     $    1,940,625
       Term Loan B, 4.01%, 6/04/10 ...........................................................       3,000,000          3,037,500
                                                                                                                   --------------
                                                                                                                        4,978,125
                                                                                                                   --------------

    DRUG STORE CHAINS .9%
 (a)Duane Reade Inc., Term Loan, 4.73%, 7/30/10 ..............................................       1,000,000          1,017,250
 (a)Jean Coutu Group PJC Inc., Term Loan B, 3.75%, 7/28/11 ...................................       6,000,000          6,069,114
    Rite Aid Corp., Term Loan B1, 4.35 - 4.46%, 4/30/08 ......................................         997,500          1,020,193
                                                                                                                   --------------
                                                                                                                        8,106,557
                                                                                                                   --------------

    ELECTRIC UTILITIES 2.5%
    AES Corp., Term Loan B, 5.32%, 4/30/08 ...................................................         571,431            579,594
    Calpine Corp., Second Lien Term Loan, 6.89%, 7/15/07 .....................................       1,980,000          1,706,376
    Calpine Generating Co., First Priority Term Loan, 5.23%, 3/22/09 .........................       1,000,000          1,003,875
    Centerpoint Energy Inc., Term Loan B, 4.723%, 10/07/06 ...................................       2,975,676          3,015,972
    Cogentrix Energy Inc., Term Loan, 3.836%, 2/19/09 ........................................       2,493,750          2,534,273
 (a)Coleto Creek WLE LP,
       Term Loan B, 3.848%, 7/31/11 ..........................................................       1,750,000          1,778,074
       Term Loan C, 5.19%, 7/31/12 ...........................................................       1,000,000          1,015,208
    Dynegy Holdings Inc., Term Loan B, 5.36%, 5/27/10 ........................................       1,500,000          1,529,532
    Midwest Generation LLC, Term Loan, 4.57 - 4.85%, 4/27/11 .................................       1,496,250          1,517,759
    NRG Energy Inc., Term Loan B, 1.486 - 5.559%, 6/23/10 ....................................         577,515            598,991
    Pike Electric Inc., Term Loan B, 3.625%, 7/02/12 .........................................       1,488,750          1,516,664
    Quanta Services Inc., Term Loan B, 1.40 - 4.54%, 12/15/08 ................................       2,000,000          2,007,500
    Teton Power Funding LLC, Term Loan B, 4.80%, 2/20/11 .....................................       1,815,385          1,834,673
    TNP Enterprises Inc., Term Loan, 6.505%, 12/31/06 ........................................         990,000          1,005,469
                                                                                                                   --------------
                                                                                                                       21,643,960
                                                                                                                   --------------

    ELECTRICAL PRODUCTS .2%
    Enersys Capital Inc.,
       Second Lien Term Loan, 6.361%, 3/10/12 ................................................         500,000            508,021
       Term Loan B, 3.62 - 3.84%, 3/09/11 ....................................................         997,500          1,014,488
                                                                                                                   --------------
                                                                                                                        1,522,509
                                                                                                                   --------------

    ELECTRONICS/APPLIANCES .9%
 (a)Alliance Laundry Systems LLC, Term Loan, 4.60%, 7/31/09 ..................................       1,250,000          1,263,281
    Directed Electronics Inc., Term Loan, 5.65 - 6.13%, 6/15/10 ..............................       1,500,000          1,511,250
    Holmes Group Inc., First Lien Term Loan, 4.49 - 4.719%, 11/06/10 .........................       1,000,000          1,010,000
    Juno Lighting Inc., First Lien Term Loan, 4.34 - 5.75%, 10/21/10 .........................       3,854,545          3,912,364
                                                                                                                   --------------
                                                                                                                        7,696,895
                                                                                                                   --------------

    ENGINEERING & CONSTRUCTION .5%
    Brand Services Inc., Term Loan B, 4.611 - 4.73%, 10/16/09 ................................         793,372            798,331
    URS Corp., Term Loan B, 3.73%, 8/22/08 ...................................................         700,565            704,287
    Washington Group, Synthetic Term Loan, 1.24%, 10/01/07 ...................................       3,000,000          3,012,960
                                                                                                                   --------------
                                                                                                                        4,515,578
                                                                                                                   --------------


                                        Quarterly Statements of Investments | 19

FRANKLIN INVESTORS SECURITIES TRUST

    -----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                                    PRINCIPAL AMOUNT       VALUE
    -----------------------------------------------------------------------------------------------------------------------------
    SENIOR FLOATING RATE INTERESTS (CONT.)
    ENVIRONMENTAL SERVICES 1.6%
    Allied Waste North America Inc.,
       L/C Term Loan, 4.119%, 1/15/10 ........................................................    $    214,286     $      218,058
       Term Loan B, 3.93 - 4.27%, 1/15/10 ....................................................       1,269,643          1,288,322
       Term Loan C, 4.27 - 4.30%, 1/15/10 ....................................................         500,000            507,634
    Duratek Inc., Term Loan B, 5.15%, 12/16/09 ...............................................       1,304,348          1,304,348
    Envirosolutions Inc.,
       Delay Draw, 5.43%, 3/01/09 ............................................................          46,363             46,422
       Term Loan B, 5.43%, 3/01/09 ...........................................................       2,135,454          2,138,124
    IESI Corp., Term Loan, 4.438 - 4.625%, 10/10/10 ..........................................         992,500          1,010,179
    Waste Connections Inc., Term Loan, 2.91 - 3.16%, 10/22/10 ................................       7,000,000          7,080,941
                                                                                                                   --------------
                                                                                                                       13,594,028
                                                                                                                   --------------

    FINANCE/RENTAL/LEASING .1%
    United Rentals Inc.,
       L/C Term Loan, 3.611%, 2/11/11 ........................................................         164,583            167,978
       Term Loan B, 3.44 - 3.71%, 2/11/11 ....................................................         831,250            847,044
                                                                                                                   --------------
                                                                                                                        1,015,022
                                                                                                                   --------------

    FOOD RETAIL
    Pathmark Stores Inc., Term Loan B2, 5.938%, 6/30/07 ......................................         364,413            369,272
                                                                                                                   --------------

    FOOD: MAJOR DIVERSIFIED 1.3%
    B&G Foods Inc., Term Loan, 6.50%, 9/03/09 ................................................         992,500            999,944
    Dole Food Inc., Term Loan D, 3.625 - 5.50%, 3/28/08 ......................................         179,707            180,674
    Luigino's Inc., Term Loan, 4.313 - 4.50%, 4/02/11 ........................................       1,745,625          1,773,991
 (a)Pinnacle Foods Holding Corp., Term Loan B, 4.03 - 4.26%, 11/25/10 ........................       8,487,500          8,612,164
                                                                                                                   --------------
                                                                                                                       11,566,773
                                                                                                                   --------------

    FOOD: MEAT/FISH/DAIRY 1.2%
    Dean Foods (Suiza Foods) Corp.,
       Term Loan B, 3.59%, 7/15/08 ...........................................................       2,482,462          2,484,945
       Term Loan C, 3.34%, 7/15/08 ...........................................................         997,500            998,747
    Keystone Foods Intermediate LLC, Term Loan, 3.75%, 6/15/11 ...............................       1,250,000          1,265,235
    Land O'Lakes Inc., Term Loan B, 4.73%, 10/11/08 ..........................................       1,146,264          1,166,561
    Michael Foods Inc., Term Loan B, 3.76 - 4.09%, 11/21/10 ..................................         995,000          1,011,480
    Pierre Foods Inc., Term Loan B, 3.98%, 6/29/10 ...........................................       3,300,000          3,342,283
                                                                                                                   --------------
                                                                                                                       10,269,251
                                                                                                                   --------------

    FOOD: SPECIALTY/CANDY 1.3%
    Atkins Nutritionals Inc., First Lien Term Loan, 4.84%, 11/21/09 ..........................         965,000            948,112
    Leiner Health Products Group Inc., Term Loan B, 4.59 - 4.89%, 6/09/11 ....................       4,000,000          4,070,000
    Meow Mix Co.,
       First Lien Term Loan, 5.84 - 6.12%, 8/21/09 ...........................................         756,818            754,926
       Second Lien Term Loan, 8.84%, 8/21/09 .................................................       1,000,000            986,875


20 | Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

    -----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                                    PRINCIPAL AMOUNT       VALUE
    -----------------------------------------------------------------------------------------------------------------------------
    SENIOR FLOATING RATE INTERESTS (CONT.)
    FOOD: SPECIALTY/CANDY (CONT.)
    Nellson Neutraceuticals Inc.,
         First Lien Term Loan, 4.59%, 10/04/09 ...............................................    $  1,443,746     $    1,443,746
         Second Lien Term Loan, 7.09%, 4/04/10 ...............................................         500,000            497,500
 (a)Otis Spunkmeyer Inc., Term Loan B, 7.00%, 6/24/11 ........................................       2,750,000          2,780,938
                                                                                                                   --------------
                                                                                                                       11,482,097
                                                                                                                   --------------

    FOREST PRODUCTS .4%
    Roseburg Forest Products, Term Loan B, 3.48%, 2/20/10 ....................................       2,985,000          3,014,850
                                                                                                                   --------------

    HOME FURNISHINGS 1.7%
    National Bedding Co., Term Loan B, 3.55 - 3.93%, 8/21/08 .................................       5,989,491          6,060,616
 (a)Sealy Mattress Co., Term Loan B, 4.111%, 4/02/12 .........................................       2,919,643          2,967,694
 (a)Simmons Holdings Inc., Term Loan B, 4.125 - 4.688%, 12/02/11 .............................       3,958,519          4,025,319
    Springs Industries Inc., Term Loan B, 5.625%, 9/05/08 ....................................         323,990            328,107
    Tempur World Inc., Term Loan B, 4.586%, 8/15/09 ..........................................         990,000          1,002,375
                                                                                                                   --------------
                                                                                                                       14,384,111
                                                                                                                   --------------

    HOME IMPROVEMENT CHAINS .4%
    Harbor Freight Tools USA Inc., Term Loan B, 4.16%, 7/15/10 ...............................       3,750,000          3,795,705
                                                                                                                   --------------

    HOMEBUILDING .4%
    Landsource Communities Development LLC, Term Loan B, 4.00%, 3/31/10 ......................       3,000,000          3,046,875
                                                                                                                   --------------

    HOSPITAL/NURSING MANAGEMENT 1.4%
    Beverly Enterprises Inc., Term Loan B, 3.82 - 4.43%, 10/22/08 ............................         992,500          1,007,387
    Iasis Healthcare LLC, Term Loan B, 3.70%, 6/22/11 ........................................       3,500,000          3,557,971
    MedCath Corp., Term Loan B, 4.581%, 7/02/11 ..............................................       2,200,000          2,232,314
    Triad Hospitals Inc., Term Loan B, 3.73%, 9/30/08 ........................................         742,914            756,658
    Vanguard Health Systems Inc., Term Loan B, 3.59%, 5/18/11 ................................       4,500,000          4,505,625
                                                                                                                   --------------
                                                                                                                       12,059,955
                                                                                                                   --------------

    HOTEL/RESORTS/CRUISELINES .1%
    Wyndham International Inc., Term Loan B, 6.125%, 6/30/06 .................................         943,559            937,409
                                                                                                                   --------------

    HOUSEHOLD/PERSONAL CARE .5%
    Prestige Brands Inc., Term Loan B, 4.075 - 6.00%, 6/24/11 ................................       3,740,625          3,803,748
                                                                                                                   --------------

    INDUSTRIAL CONGLOMERATES .9%
    Invensys (BTR Dunlop),
      (a)Bonding Facility, 5.08%, 3/05/09 ....................................................       2,000,000          2,010,000
         Term Loan B, 4.611%, 9/05/09 ........................................................       1,247,403          1,268,453
    Roper Industries Inc., Term Loan, 3.11 - 3.66%, 12/19/08 .................................         975,000            989,625
    SPX Corp., Term Loan B, 3.625 - 5.50%, 9/30/09 ...........................................       1,625,197          1,651,607
    Trimas Corp., Term Loan B, 4.875%, 12/06/09 ..............................................       2,220,793          2,239,763
                                                                                                                   --------------
                                                                                                                        8,159,448
                                                                                                                   --------------


                                        Quarterly Statements of Investments | 21

FRANKLIN INVESTORS SECURITIES TRUST

    -----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                                    PRINCIPAL AMOUNT       VALUE
    -----------------------------------------------------------------------------------------------------------------------------
    SENIOR FLOATING RATE INTERESTS (CONT.)
    INDUSTRIAL MACHINERY 1.4%
 (a)Bucyrus International Inc., Term Loan, 3.742 - 3.944%, 7/28/10 ...........................    $  1,000,000     $    1,011,250
    Colfax Corp., Term Loan B, 4.50%, 5/30/09 ................................................       1,441,936          1,449,146
    Dresser Inc.,
       Term Loan C, 3.98%, 4/10/09 ...........................................................       1,707,317          1,743,171
       Unsecured Term Loan, 4.68%, 3/01/10 ...................................................       1,250,000          1,276,250
    Flowserve Corp., Term Loan C, 4.00 - 4.375%, 6/30/09 .....................................         654,961            664,376
    Itron Inc., Term Loan B, 3.625%, 11/24/10 ................................................       1,500,000          1,515,000
    Rexnord Corp., Term Loan, 4.61 - 4.63%, 11/25/09 .........................................         888,889            900,556
    Sensus Metering Systems Inc., Term Loan, 4.17 - 4.891%, 12/16/10 .........................       3,233,750          3,273,499
                                                                                                                   --------------
                                                                                                                       11,833,248
                                                                                                                   --------------

    INDUSTRIAL SPECIALTIES 1.1%
    Ionics Inc., Term Loan B, 6.00%, 2/01/11 .................................................       6,259,592          6,361,311
    Polypore Inc., Term Loan B, 3.97%, 11/13/11 ..............................................       1,500,000          1,527,187
    Unifrax Corp., Term Loan, 5.00%, 5/19/10 .................................................       1,992,857          2,023,996
                                                                                                                   --------------
                                                                                                                        9,912,494
                                                                                                                   --------------

    INFORMATION TECHNOLOGY SERVICES 1.5%
    The Relizon Co., Term Loan B, 4.26%, 2/20/11 .............................................       1,146,875          1,153,326
    Transfirst Holdings, Term Loan B, 5.18%, 3/31/10 .........................................       2,500,000          2,521,875
    Verifone Inc., Term Loan B, 4.18%, 6/30/11 ...............................................       1,300,000          1,318,688
    Worldspan, Term Loan, 4.938 - 5.125%, 6/30/07 ............................................         597,950            602,061
 (a)Xerox Corp., Term Loan, 3.34%, 9/30/08 ...................................................       7,000,000          7,043,022
                                                                                                                   --------------
                                                                                                                       12,638,972
                                                                                                                   --------------

    INVESTMENT BANKS/BROKERS .5%
 (a)Refco Group Ltd. LLC, Term Loan B, 4.23%, 7/28/11 ........................................       4,500,000          4,505,625
                                                                                                                   --------------

    LIFE/HEALTH INSURANCE .7%
 (a)Conseco Inc., Term Loan, 5.426%, 6/22/10 .................................................       6,000,000          6,091,878
                                                                                                                   --------------

    MAJOR TELECOMMUNICATIONS .6%
    Alec Holdings Inc., Term Loan B, 4.875%, 8/20/10 .........................................       1,990,000          2,009,486
    Cincinnati Bell Inc., Term Loan D, 3.90 - 4.08%, 6/30/08 .................................         897,501            908,271
    Consolidated Communications Inc., Term Loan B, 4.008 - 4.336%, 10/14/11 ..................       1,000,000          1,019,063
    Qwest Corp., Term Loan, 6.50%, 6/30/07 ...................................................       1,000,000          1,039,063
                                                                                                                   --------------
                                                                                                                        4,975,883
                                                                                                                   --------------

    MANAGED HEALTH CARE .5%
    Multiplan Inc., Term Loan, 4.34%, 3/04/09 ................................................       3,241,875          3,274,294
    Pacificare Health Systems Inc., Term Loan, 3.709%, 6/03/08 ...............................         990,000          1,007,325
                                                                                                                   --------------
                                                                                                                        4,281,619
                                                                                                                   --------------

    MARINE SHIPPING .6%
    Horizon Lines LLC, Term Loan, 4.60%, 7/07/11 .............................................       2,000,000          2,036,876
    Moran Transportation Co., Term Loan B, 4.586%, 8/08/09 ...................................       1,987,481          2,009,841
    United States Shipping LLC, Term Loan, 3.836 - 4.12%, 4/08/10 ............................       1,467,593          1,481,351
                                                                                                                   --------------
                                                                                                                        5,528,068
                                                                                                                   --------------


22 | Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

    -----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                                    PRINCIPAL AMOUNT       VALUE
    -----------------------------------------------------------------------------------------------------------------------------
    SENIOR FLOATING RATE INTERESTS (CONT.)
    MEDIA CONGLOMERATES .2%
    Canwest Media Inc., Term Loan E, 3.66%, 5/15/09 (Canada) .................................    $  1,484,615     $    1,499,506
                                                                                                                   --------------

    MEDICAL DISTRIBUTORS .4%
    VWR International Inc., Term Loan B, 3.77%, 4/07/11 ......................................       3,203,667          3,268,141
                                                                                                                   --------------

    MEDICAL SPECIALTIES .4%
    Advanced Medical Optics, Term Loan B, 3.831 - 4.09%, 6/26/09 .............................       1,500,000          1,523,907
    Kinetic Concepts Inc., Term Loan B, 3.59%, 8/11/10 .......................................       1,242,500          1,258,329
    PerkinElmer Inc., Term Loan B, 3.44%, 12/26/08 ...........................................         585,817            592,652
                                                                                                                   --------------
                                                                                                                        3,374,888
                                                                                                                   --------------

    MEDICAL/NURSING SERVICES 1.9%
    Alliance Imaging Inc., Term Loan C, 3.563 - 4.063, 11/30/08 ..............................         876,712            873,151
    AMN Healthcare Services Inc., Term Loan B, 4.59%, 10/02/08 ...............................       1,662,500          1,672,891
    Cross Country Healthcare Inc., Term Loan, 4.55 - 4.73%, 6/05/09 ..........................         536,011            545,559
    DaVita Inc.,
         Term Loan B, 3.16 - 3.98%, 6/30/10 ..................................................       2,973,035          3,007,807
      (a)Term Loan C, 3.23%, 6/30/10 .........................................................       3,000,000          3,027,501
    Insight Health Services, Term Loan B, 5.086%, 10/17/08 ...................................       2,383,988          2,398,888
    MedQuest Inc., Term Loan B, 5.34%, 7/31/09 ...............................................         990,000            997,425
    Sheridan Healthcare, Term Loan B, 3.929 - 4.23%, 3/31/10 .................................         987,500            999,844
    Team Health Inc., Term Loan B, 4.84%, 3/23/11 ............................................       2,695,143          2,727,148
                                                                                                                   --------------
                                                                                                                       16,250,214
                                                                                                                   --------------

    MISCELLANEOUS COMMERCIAL SERVICES 2.5%
 (a)Buhrmann US Inc., Term Loan C1, 3.96%, 12/02/10 ..........................................       5,985,000          6,076,211
    Corrections Corp. of America, Term Loan D, 3.49 - 3.91%, 3/31/08 .........................         984,773          1,000,468
 (a)DS Waters Enterprises LP, Term Loan, 4.336 - 4.62%, 11/07/09 .............................       4,977,264          4,916,607
    Global Imaging Systems Inc., Term Loan B, 3.24 - 3.59%, 5/15/10 ..........................       1,768,069          1,787,960
 (a)JohnsonDiversey Inc., Term Loan B, 3.38 - 3.619%, 5/03/08 ................................       2,000,000          2,034,250
    Language Line LLC, Term Loan B, 5.66%, 6/11/11 ...........................................       1,750,000          1,759,712
 (a)Mitchell, Term Loan B, 4.65%, 7/30/11 ....................................................       2,000,000          2,016,876
    Spectaguard Acquisitions LLC, Term Loan, 8.25%, 4/25/10 ..................................         930,921            926,294
    US Investigations Services Inc., Term Loan C, 5.04%, 1/10/09 .............................       1,341,514          1,343,191
                                                                                                                   --------------
                                                                                                                       21,861,569
                                                                                                                   --------------

    MISCELLANEOUS MANUFACTURING .8%
    Day International Group Inc., Term Loan D, 4.98 - 5.09%, 1/01/10 .........................         911,287            918,691
    Mueller Group, Term Loan, 4.55 - 4.93%, 4/14/11 ..........................................       3,779,817          3,818,798
    Norcross Safety Products, Term Loan, 4.90%, 3/20/09 ......................................         756,731            763,116
    Vutek Inc., Term Loan B, 6.75%, 6/23/10 ..................................................       1,000,000          1,009,375
                                                                                                                   --------------
                                                                                                                        6,509,980
                                                                                                                   --------------

    MOVIES/ENTERTAINMENT 6.2%
    24 Hour Fitness Inc., Term Loan, 5.125 - 5.375%, 7/01/09 .................................         995,000            997,487
    Carmike Cinemas Inc., Term Loan, 4.41%, 2/02/09 ..........................................       1,791,000          1,834,656
    CH Operating LLC, Term Loan B, 5.813 - 6.188%, 6/21/07 ...................................         448,276            453,879


                                        Quarterly Statements of Investments | 23

FRANKLIN INVESTORS SECURITIES TRUST

    -----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                                    PRINCIPAL AMOUNT       VALUE
    -----------------------------------------------------------------------------------------------------------------------------
    SENIOR FLOATING RATE INTERESTS (CONT.)
    MOVIES/ENTERTAINMENT (CONT.)
    Cinram International,
       Term Loan B, 5.09%, 9/30/09 (Canada) ..................................................    $  1,975,400     $    2,009,353
       Term Loan C, 7.09%, 3/31/10 (Canada) ..................................................       1,965,395          1,989,350
    Hollywood Entertainment Corp., Term Loan, 4.97 - 6.50%, 3/31/08 ..........................         625,000            628,646
    Houston Limited Partners NFL Holdings LP, Term Loan B, 2.563 - 2.938%, 7/15/11 ...........       5,000,000          5,009,500
 (a)Loews Cineplex Entertainment Corp., Term Loan B, 3.764 - 3.94%, 7/30/11 ..................       2,500,000          2,527,500
    Metro-Goldwyn-Mayer Inc., Term Loan B, 3.98%, 4/30/11 ....................................       3,000,000          3,018,000
    Mets II LLC, Term Loan, 4.69%, 8/23/05 ...................................................       1,000,000          1,007,500
    Minnesota Hockey Ventures Group LP Holding Co., Term Loan, 5.66%, 12/29/08 ...............       1,250,000          1,246,875
    Minnesota Wild Hockey Club LP Option Co., Term Loan, 3.91%, 12/29/08 .....................       1,000,000          1,003,750
    New Jersey Basketball LLC, Term Loan, 6.75%, 10/15/04 ....................................       3,000,000          3,002,940
    Rainbow Media Holdings Inc., Term Loan C, 3.70%, 12/31/09 ................................       5,964,950          5,990,427
    Regal Cinemas Inc., Term Loan B, 3.49 - 3.696%, 11/10/10 .................................       7,737,576          7,839,131
    Six Flags Theme Parks, Term Loan B, 3.87%, 6/30/09 .......................................       3,358,164          3,400,141
 (a)Warner Music, Term Loan B, 4.025 - 4.319%, 2/28/11 .......................................       9,981,250         10,138,095
    Yankee Holdings, Term Loan, 3.86 - 4.10%, 6/25/07 ........................................         392,857            397,768
    Yankee Nets, Term Loan, 3.933 - 4.15%, 6/25/07 ...........................................         857,143            867,857
                                                                                                                   --------------
                                                                                                                       53,362,855
                                                                                                                   --------------

    OIL & GAS PIPELINES .4%
    BPL Acquisition LP, Term Loan, 3.54 - 3.84%, 5/04/10 .....................................       1,500,000          1,518,750
    Magellan Midstream Holdings LP, Term Loan B, 4.65%, 6/17/08 ..............................         557,141            565,498
    Vulcan Energy Corp., Term Loan B, 6.00%, 4/30/10 .........................................       1,400,000          1,420,125
                                                                                                                   --------------
                                                                                                                        3,504,373
                                                                                                                   --------------

    OIL & GAS PRODUCTION .6%
    Belden & Blake Corp., Term Loan B, 6.25%, 7/07/12 ........................................       1,000,000          1,011,875
 (a)Pride Offshore Inc., Term Loan B, 3.34%, 7/07/11 .........................................       3,000,000          3,041,250
    Williams Production RMT Co., Term Loan C, 3.72%, 5/30/08 .................................         990,025            999,024
                                                                                                                   --------------
                                                                                                                        5,052,149
                                                                                                                   --------------

    OIL REFINING/MARKETING 1.1%
    Getty Petroleum Marketing, Term Loan B, 4.84%, 5/18/10 ...................................       1,000,000          1,016,875
    La Grange Acquisition LP, Term Loan, 4.14 - 4.41%, 1/08/08 ...............................       2,000,000          2,031,876
    Lyondell-Citgo Refining LP, Term Loan, 3.79 - 4.37%, 5/21/07 .............................       5,000,000          5,100,000
    Tesoro Petroleum Corp., Term Loan, 6.88 - 6.91%, 4/15/08 .................................         987,500          1,018,977
                                                                                                                   --------------
                                                                                                                        9,167,728
                                                                                                                   --------------

    OTHER CONSUMER SERVICES .4%
    Alderwoods Group Inc., Term Loan B, 4.10 - 4.20%, 9/12/08 ................................         775,285            787,883
    Coinstar Inc., Term Loan, 3.84%, 7/01/11 .................................................       2,000,000          2,035,000
    Veterinary Centers of America Inc., Term Loan E, 3.625%, 9/20/08 .........................         748,125            761,919
                                                                                                                   --------------
                                                                                                                        3,584,802
                                                                                                                   --------------


24 | Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

    -----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                                    PRINCIPAL AMOUNT       VALUE
    -----------------------------------------------------------------------------------------------------------------------------
    SENIOR FLOATING RATE INTERESTS (CONT.)
    OTHER CONSUMER SPECIALTIES 1.5%
    Home Interiors & Gifts Inc., Term Loan, 5.41%, 4/02/11 ...................................    $  1,488,281     $    1,439,448
    Jarden Corp., Term Loan B, 5.75%, 4/24/08 ................................................       2,488,750          2,518,304
    Jostens Inc., Term Loan, 3.869%, 7/29/10 .................................................         909,633            923,277
    Solo Cup Co., Term Loan B, 3.84 - 4.086%, 2/23/11 ........................................       7,991,250          8,094,473
                                                                                                                   --------------
                                                                                                                       12,975,502
                                                                                                                   --------------

    OTHER TRANSPORTATION .8%
 (a)Great Lakes Dredge & Dock Corp., Term Loan B, 4.14 - 4.87%, 12/19/10 .....................       1,000,000          1,000,000
    Laidlaw International Inc., Term Loan B, 5.50%, 6/17/09 ..................................       2,888,776          2,944,746
    Pacer International Inc., Term Loan, 4.125 - 4.875%, 6/06/10 .............................         717,647            727,963
    Transcore Holdings Inc.,
       Term Loan B, 4.823 - 6.00%, 12/03/07 ..................................................         942,484            954,265
       Term Loan C, 4.93 - 6.00%, 12/03/07 ...................................................         992,500          1,004,906
                                                                                                                   --------------
                                                                                                                        6,631,880
                                                                                                                   --------------

    PERSONNEL SERVICES .1%
 (a)Allied Security Holdings LLC, Term Loan B, 7.50%, 8/02/10 ................................       1,000,000          1,007,500
                                                                                                                   --------------

    PUBLISHING: BOOKS/MAGAZINES 2.2%
    American Media Inc., Term Loan C, 3.86 - 4.375%, 4/01/07 .................................         919,703            934,936
    CBD Media LLC, Term Loan C, 3.61%, 12/31/09 ..............................................         887,500            889,568
    Dex Media East LLC, Term Loan B, 3.30 - 3.59%, 5/08/08 ...................................         737,800            750,250
    Dex Media West LLC, Term Loan B, 3.61 - 3.84%, 3/09/10 ...................................       2,704,342          2,758,147
    F&W Publications Inc., Term Loan B, 4.93%, 12/31/09 ......................................         988,158            998,657
    Primedia Inc., Term Loan B, 4.25%, 6/30/09 ...............................................       1,606,368          1,545,326
    R.H. Donnelley Corp., Term Loan B2, 3.63 - 3.86%, 6/30/10 ................................         985,259            998,304
    Readers Digest Association Inc., Term Loan B, 3.57%, 5/20/08 .............................         331,510            337,156
    Transwestern Publishing Co., Term Loan B, 3.375 - 3.938%, 2/25/11 ........................       7,521,017          7,622,085
    Weekly Reader, Second Lien Term Loan, 6.761%, 3/23/09 ....................................       2,000,000          2,001,250
                                                                                                                   --------------
                                                                                                                       18,835,679
                                                                                                                   --------------

    PUBLISHING: NEWSPAPERS .6%
    Freedom Communications, Term Loan B, 3.28 - 3.34%, 5/17/09 ...............................       2,500,000          2,541,015
 (a)Herald Media, Term Loan B, 4.05%, 7/30/11 ................................................       1,875,000          1,898,438
    Medianews Group Inc., Term Loan B, 3.48%, 12/30/10 .......................................         995,000          1,009,096
                                                                                                                   --------------
                                                                                                                        5,448,549
                                                                                                                   --------------

    PULP & PAPER .8%
 (a)Intertape Polymer Group Inc., Term Loan B, 5.75%, 8/01/11 ................................       1,800,000          1,815,750
    Koch Cellulose LLC,
       L/C Term Loan, 3.108%, 5/03/11 ........................................................         643,132            652,377
       Term Loan B, 3.83%, 5/03/11 ...........................................................       2,600,351          2,637,731
    MDCP Acquisitions I,
       Term Loan B, 4.33%, 9/12/10 (Ireland) .................................................       1,000,000          1,003,125
       Term Loan C, 4.39%, 9/12/11 (Ireland) .................................................       1,000,000          1,003,125
                                                                                                                   --------------
                                                                                                                        7,112,108
                                                                                                                   --------------


                                        Quarterly Statements of Investments | 25

FRANKLIN INVESTORS SECURITIES TRUST

    -----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                                    PRINCIPAL AMOUNT       VALUE
    -----------------------------------------------------------------------------------------------------------------------------
    SENIOR FLOATING RATE INTERESTS (CONT.)
    REAL ESTATE INVESTMENT TRUSTS .9%
 (a)Crescent Real Estate Funding XII, Term Loan, 3.61 - 3.742%, 1/12/06 ......................    $  5,992,280     $    6,055,949
    Newkirk Master LP, Term Loan, 5.98 - 6.37%, 11/24/06 .....................................       1,698,095          1,714,546
                                                                                                                   --------------
                                                                                                                        7,770,495
                                                                                                                   --------------

    RECREATIONAL PRODUCTS 2.0%
 (a)Amscan Holdings Inc., Term Loan B, 4.13 - 4.35%, 4/30/12 .................................       3,000,000          3,048,750
 (a)BRP Holdings LP, Term Loan, 4.18%, 12/18/10 ..............................................       5,980,000          6,071,572
    PlayPower Inc., Term Loan, 5.75%, 2/07/10 ................................................         925,000            929,625
    Pure Fishing Inc., Term Loan B, 4.57 - 4.85%, 9/12/11 ....................................       3,992,500          4,057,298
    True Temper Sports Inc., Term Loan, 3.65 - 3.86%, 3/15/11 ................................       2,992,500          3,029,906
                                                                                                                   --------------
                                                                                                                       17,137,151
                                                                                                                   --------------

    RESTAURANTS .7%
    CKE Restaurants Inc., Term Loan, 4.375%, 4/30/09 .........................................       1,734,565          1,767,088
    Dominos Inc., Term Loan, 3.875%, 6/25/10 .................................................       3,399,405          3,458,365
    Jack In The Box Inc., Term Loan B, 3.59 - 4.23%, 12/19/10 ................................         995,000          1,009,303
                                                                                                                   --------------
                                                                                                                        6,234,756
                                                                                                                   --------------

    SEMICONDUCTORS .1%
    Fairchild Semiconductor Corp., Term Loan, 4.125 - 4.438%, 6/19/08 ........................         990,000          1,003,612
                                                                                                                   --------------

    SERVICES TO THE HEALTH INDUSTRY .4%
 (a)Accredo Health Inc., Term Loan B, 3.61%, 8/02/11 .........................................       2,200,000          2,220,625
    Quintiles Transnational Corp., Term Loan B, 5.70 - 5.84%, 9/25/09 ........................         992,500          1,009,869
    Sterigenics International Inc., Term Loan B, 4.86%, 6/08/11 ..............................         500,000            506,250
                                                                                                                   --------------
                                                                                                                        3,736,744
                                                                                                                   --------------

    SPECIALTY STORES .6%
    Pantry Inc., Term Loan, 4.09%, 3/12/11 ...................................................       4,255,141          4,322,006
    PETCO Animal Supplies Inc., Term Loan D, 3.98%, 10/02/08 .................................         989,965          1,003,268
                                                                                                                   --------------
                                                                                                                        5,325,274
                                                                                                                   --------------

    SPECIALTY TELECOMMUNICATIONS 1.1%
    D&E Communications Inc., Term Loan B, 4.03 - 4.20%, 12/31/11 .............................       1,691,455          1,715,770
    GCI Holdings Inc., Term Loan, 3.689%, 10/30/04 ...........................................       1,405,142          1,421,610
 (a)Valor Telecommunications, Term Loan B, 3.87 - 3.98%, 9/30/09 .............................       6,500,000          6,599,534
                                                                                                                   --------------
                                                                                                                        9,736,914
                                                                                                                   --------------

    TOBACCO .1%
    Commonwealth Brands Inc., Term Loan, 5.563%, 8/22/07 .....................................         415,750            423,026
                                                                                                                   --------------


26 | Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

    -----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                                    PRINCIPAL AMOUNT       VALUE
    -----------------------------------------------------------------------------------------------------------------------------
    SENIOR FLOATING RATE INTERESTS (CONT.)
    TOOLS/HARDWARE .3%
    Ames True Temper, Term Loan, 4.25 - 4.74%, 6/28/11 .......................................    $  1,650,000     $    1,677,156
    Paint Sundry Brands LLC, Term Loan B, 4.87%, 6/27/10 .....................................         956,250            968,404
                                                                                                                   --------------
                                                                                                                        2,645,560
                                                                                                                   --------------

    TRUCKING .7%
    Comcar Industries, Term Loan B, 6.42 - 8.25%, 12/31/09 ...................................         995,000            990,025
    Flexi-Van Leasing Inc., Term Loan B, 3.10 - 3.13%, 9/20/07 ...............................         374,196            375,833
    Kenan Advantage, Term Loan, 5.05%, 6/30/10 ...............................................       1,000,000          1,012,500
    Yellow Corp.,
       L/C Term Loan, 1.293%, 5/24/07 ........................................................       3,315,508          3,345,556
       Term Loan, 3.23%, 5/24/07 .............................................................         389,611            393,142
                                                                                                                   --------------
                                                                                                                        6,117,056
                                                                                                                   --------------

    WHOLESALE DISTRIBUTORS .3%
    Interline Brands, Term Loan B, 4.98 - 5.086%, 11/30/09 ...................................         950,000            956,531
    National Waterworks Inc., Term Loan B, 4.34%, 11/22/09 ...................................         948,980            962,621
    Nebraska Book Co., Term Loan B, 3.91%, 3/04/11 ...........................................         997,500          1,009,346
                                                                                                                   --------------
                                                                                                                        2,928,498
                                                                                                                   --------------

    WIRELESS COMMUNICATIONS 2.5%
    AAT Communications Corp., Term Loan B, 4.14%, 12/31/11 ...................................       5,000,000          5,062,500
    American Tower Corp., Term Loan B, 3.70%, 8/31/11 ........................................       2,000,000          2,031,876
    Crown Castle Operating Co., Term Loan B, 5.09%, 9/30/10 ..................................       2,972,538          2,985,129
    Dobson Cellular Systems Inc., Term Loan, 4.91 - 4.92%, 3/31/10 ...........................       1,411,166          1,415,796
    Nextel Finance Inc., Term Loan E, 3.813%, 12/15/10 .......................................         995,000          1,002,949
 (a)Nextel Partners Inc., Term Loan C, 4.00%, 5/31/11 ........................................       4,525,000          4,603,622
    SBA Communications Corp., Term Loan, 4.65 - 5.37%, 10/31/08 ..............................       2,453,846          2,475,700
    Spectrasite Communications Inc., Term Loan C, 3.93%, 2/22/07 .............................         477,887            483,608
    Telepak (Cellular South) Inc., Term Loan B, 4.16 - 4.38%, 4/29/11 ........................       1,250,000          1,267,969
                                                                                                                   --------------
                                                                                                                       21,329,149
                                                                                                                   --------------
    TOTAL SENIOR FLOATING RATE INTERESTS (COST $701,176,594) .................................                        706,635,592
                                                                                                                   --------------
    TOTAL LONG TERM INVESTMENTS (COST $707,205,210) ..........................................                        712,720,592
                                                                                                                   --------------

                                                                                                   ------------
                                                                                                      SHARES
                                                                                                   ------------
    SHORT TERM INVESTMENTS 27.0%
    MONEY FUND (COST $215,741,035) 24.9%
 (b)Franklin Institutional Fiduciary Trust Money Market Portfolio ............................     215,741,035        215,741,035
                                                                                                                   --------------


                                        Quarterly Statements of Investments | 27

FRANKLIN INVESTORS SECURITIES TRUST

    -----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                                    PRINCIPAL AMOUNT       VALUE
    -----------------------------------------------------------------------------------------------------------------------------
 (c)REPURCHASE AGREEMENT (COST $18,566,431) 2.1%
    Joint Repurchase Agreement, 1.32%, 8/02/04 (Maturity Value $18,568,472)  .................    $ 18,566,431     $   18,566,431
      ABN AMRO Bank, N.V., New York Branch (Maturity Value $1,824,353)
      Banc of America Securities LLC (Maturity Value $1,824,353)
      Barclays Capital Inc. (Maturity Value $1,824,353)
      Bear, Stearns & Co. Inc. (Maturity Value $811,069)
      BNP Paribas Securities Corp. (Maturity Value $1,824,353)
      Deutsche Bank Securities Inc. (Maturity Value $1,824,353)
      Goldman, Sachs & Co. (Maturity Value $1,824,353)
      Greenwich Capital Markets Inc. (Maturity Value $1,824,353)
      Lehman Brothers Inc. (Maturity Value $1,338,226)
      Morgan Stanley & Co. Inc. (Maturity Value $1,824,353)
      UBS Securities LLC (Maturity Value $1,824,353)
       Collateralized by U.S. Government Agency Securities, 1.260% - 7.125%,
        8/11/04 - 6/15/09, U.S. Treasury Bonds, 9.375%, 2/15/06, and U.S. Treasury
        Notes, 1.625% - 7.500%, 2/15/05 - 6/15/09
                                                                                                                   --------------
    TOTAL SHORT TERM INVESTMENTS (COST $234,307,466) .........................................                        234,307,466
                                                                                                                   --------------
    TOTAL INVESTMENTS (COST $941,512,676) 109.5% .............................................                        947,028,058
    OTHER ASSETS, LESS LIABILITIES (9.5)% ....................................................                        (82,070,028)
                                                                                                                   --------------
    NET ASSETS 100.0% ........................................................................                     $  864,958,030
                                                                                                                   ==============

See glossary of terms on page 43.

(a) Security purchased on a when-issued, delayed delivery or to-be-announced basis.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

(c) At July 31, 2004, all repurchase agreements held by the funds had been entered into on July 30, 2004.


28 | See Notes to Statements of Investments.
| Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

STATEMENT OF INVESTMENTS, JULY 31, 2004 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN SHORT-INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND                                     PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------------
AGENCY BONDS 46.1%
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) 27.0%
FHLMC, 2.375%, 4/15/06 .......................................................................    $ 20,500,000     $   20,389,444
FHLMC, 2.375%, 2/15/07 .......................................................................      15,625,000         15,324,812
FHLMC, 2.75%, 8/15/06 ........................................................................       8,000,000          7,973,840
FHLMC, 2.875%, 12/15/06 ......................................................................       2,000,000          1,990,512
FHLMC, 2.875%, 5/15/07 .......................................................................      45,000,000         44,497,665
                                                                                                                   --------------
                                                                                                                       90,176,273
                                                                                                                   --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) 19.1%
FNMA, 2.25%, 5/15/06 .........................................................................      25,000,000         24,785,900
FNMA, 3.875%, 3/15/05 ........................................................................      10,000,000         10,113,780
FNMA, 5.25%, 6/15/06 .........................................................................      27,600,000         28,826,047
                                                                                                                   --------------
                                                                                                                       63,725,727
                                                                                                                   --------------
TOTAL AGENCY BONDS (COST $153,896,107)........................................................                        153,902,000
                                                                                                                   --------------

MORTGAGE-BACKED SECURITIES 35.3%
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) 12.2%
FHLMC Gold 15 Year, 4.50%, 1/01/19 - 2/01/19 .................................................       8,460,345          8,336,361
FHLMC Gold 15 Year, 5.00%, 10/01/17 - 9/01/18 ................................................       4,233,246          4,269,742
FHLMC Gold 15 Year, 5.50%, 9/01/18 ...........................................................       7,910,766          8,136,099
FHLMC Gold 15 Year, 7.00%, 3/01/07 - 9/01/13 .................................................       1,127,074          1,193,664
FHLMC Gold 30 Year, 5.00%, 3/01/34 ...........................................................       4,835,526          4,716,365
FHLMC Gold 30 Year, 6.00%, 11/01/32 - 4/01/33 ................................................       6,662,824          6,841,892
FHLMC Gold 30 Year, 8.50%, 12/01/22 - 7/01/31 ................................................       6,174,043          6,789,418
FHLMC Gold 30 Year, 9.50%, 3/01/21 ...........................................................         301,753            331,775
                                                                                                                   --------------
                                                                                                                       40,615,316
                                                                                                                   --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) 17.1%
FNMA 7 Year Balloon, 6.50%, 9/01/05 - 10/01/06 ...............................................         859,812            868,036
FNMA 15 Year, 4.50%, 12/01/18 - 3/01/19 ......................................................       4,853,984          4,782,633
FNMA 15 Year, 5.00%, 2/01/18 - 5/01/18 .......................................................      12,950,752         13,068,730
FNMA 15 Year, 5.50%, 3/01/16 - 11/01/17 ......................................................      16,898,595         17,405,179
FNMA 15 Year, 6.00%, 4/01/16 - 5/01/17 .......................................................       8,319,496          8,697,517
FNMA 15 Year, 6.50%, 12/01/08 - 10/01/16 .....................................................       3,669,872          3,870,710
FNMA 15 Year, 7.00%, 7/01/12 - 7/01/14 .......................................................       1,482,392          1,572,464
FNMA 15 Year, 7.50%, 12/01/14 - 1/01/15 ......................................................         567,135            604,515
FNMA 30 Year, 5.00%, 7/01/33 .................................................................         830,473            812,423
FNMA 30 Year, 5.50%, 5/01/33 .................................................................       3,456,714          3,474,774
FNMA 30 Year, 9.00%, 1/01/17 .................................................................         550,883            615,831
FNMA 30 Year, 9.25%, 1/01/17 .................................................................         101,676            114,215
FNMA 30 Year, 9.50%, 7/01/16 - 6/01/22 .......................................................         951,746          1,072,994
                                                                                                                   --------------
                                                                                                                       56,960,021
                                                                                                                   --------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) 6.0%
GNMA I 15 Year, SF, 6.50%, 10/15/13 - 7/15/14 ................................................       2,138,207          2,273,340
GNMA I 15 Year, SF, 7.50%, 10/15/14 - 12/15/14 ...............................................         632,911            677,760
GNMA I 30 Year, SF, 5.50%, 4/15/33 - 5/15/33 .................................................       1,748,863          1,763,693
GNMA I 30 Year, SF, 6.00%, 3/15/33 ...........................................................         662,624            682,656
GNMA I 30 Year, SF, 7.50%, 8/15/05 - 1/15/17 .................................................       3,824,781          3,997,016
GNMA I 30 Year, SF, 8.00%, 11/15/16 - 1/15/17 ................................................         311,132            341,059
GNMA I 30 Year, SF, 8.50%, 6/15/05 - 1/15/17 .................................................         491,669            526,570


                                        Quarterly Statements of Investments | 29

FRANKLIN INVESTORS SECURITIES TRUST

    -----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN SHORT-INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND                                 PRINCIPAL AMOUNT       VALUE
    -----------------------------------------------------------------------------------------------------------------------------
    MORTGAGE-BACKED SECURITIES (CONT.)
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (CONT.)
    GNMA I 30 Year, SF, 9.00%, 6/15/16 - 9/15/17 .............................................    $  1,610,903     $    1,806,919
    GNMA II 30 Year, SF, 5.00%, 9/20/33 ......................................................       4,696,161          4,608,614
    GNMA II 30 Year, SF, 7.50%, 10/20/29 - 10/20/31 ..........................................       2,709,298          2,912,757
    GNMA II 30 Year, SF, 8.50%, 1/20/17 ......................................................          64,276             70,916
    GNMA II 30 Year, SF, 9.00%, 6/20/16 - 11/20/16 ...........................................         230,851            258,197
    GNMA II 30 Year, SF, 9.50%, 6/20/16 ......................................................          87,986             98,676
                                                                                                                   --------------
                                                                                                                       20,018,173
                                                                                                                   --------------
    TOTAL MORTGAGE-BACKED SECURITIES (COST $116,602,359) .....................................                        117,593,510
                                                                                                                   --------------

    TREASURY NOTES 16.8%
    U.S. Treasury Note, 1.50%, 3/31/06 .......................................................      25,000,000         24,606,450
    U.S. Treasury Note, 2.00%, 5/15/06 .......................................................      15,000,000         14,859,390
    U.S. Treasury Note, 2.375%, 8/15/06 ......................................................      13,425,000         13,343,201
    U.S. Treasury Note, 4.625%, 5/15/06 ......................................................       3,000,000          3,107,580
                                                                                                                   --------------
    TOTAL TREASURY NOTES (COST $56,295,597) ..................................................                         55,916,621
                                                                                                                   --------------
    TOTAL LONG TERM INVESTMENTS (COST $326,794,063) ..........................................                        327,412,131
                                                                                                                   --------------

                                                                                                   ------------
                                                                                                      SHARES
                                                                                                   ------------
    SHORT TERM INVESTMENT (COST $4,873,382) 1.5%
    MONEY FUND
 (a)Franklin Institutional Fiduciary Trust Money Market Portfolio ............................       4,873,382          4,873,382
                                                                                                                   --------------
    TOTAL INVESTMENTS (COST $331,667,445) 99.7% ..............................................                        332,285,513
    OTHER ASSETS, LESS LIABILITIES .3% .......................................................                          1,083,755
                                                                                                                   --------------
    NET ASSETS 100.0% ........................................................................                     $  333,369,268
                                                                                                                   ==============

(a) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


30 | See Notes to Statements of Investments.
| Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

STATEMENT OF INVESTMENTS, JULY 31, 2004 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
FRANKLIN TOTAL RETURN FUND                                                  COUNTRY      PRINCIPAL AMOUNT(a)      VALUE
---------------------------------------------------------------------------------------------------------------------------
BONDS 30.3%
COMMERCIAL SERVICES .1%
Johnsondiversey Inc., senior sub. note, B, 9.625%, 5/15/12 ..........    United States   $       200,000       $    221,000
Lamar Media Corp., senior sub. note, 7.25%, 1/01/13 .................    United States           200,000            207,500
                                                                                                               ------------
                                                                                                                    428,500
                                                                                                               ------------

COMMUNICATIONS 2.0%
AT&T Wireless Services Inc., senior note, 8.125%, 5/01/12 ...........    United States           400,000            468,699
Centennial Communications Corp., senior note, 144A, 8.125%,
  2/01/14 ...........................................................    United States           200,000            186,500
Dobson Communications Corp., senior note, 8.875%, 10/01/13 ..........    United States           200,000            152,000
France Telecom SA, FRN, 9.00%, 3/01/11 ..............................       France             1,000,000          1,168,272
Intelsat Ltd., senior note, 6.50%, 11/01/13 .........................       Bermuda            1,000,000            893,848
MCI Inc., senior note, 5.908%, 5/01/07 ..............................    United States           110,000            106,837
MCI Inc., senior note, 6.688%, 5/01/09 ..............................    United States           110,000            101,613
MCI Inc., senior note, 7.735%, 5/01/14 ..............................    United States            95,000             85,856
Millicom International Cellular SA, senior note, 144A, 10.00%,
  12/01/13 ..........................................................     Luxembourg             200,000            201,000
Nextel Communications Inc., senior note, 7.375%, 8/01/15 ............    United States           300,000            316,500
NTL Cable PLC, senior note, 144A, 8.75%, 4/15/14 ....................   United Kingdom           200,000            208,500
Panamasat Corp., senior notes, 144A, 9.00%, 8/15/14 .................    United States           200,000            200,000
Qwest Communications International Inc., senior note, 144A, 7.50%,
  2/15/14 ...........................................................    United States           300,000            282,000
Sprint Capital Corp., 7.125%, 1/30/06 ...............................    United States           500,000            529,008
Time Warner Telecom Holding, senior note, 144A, 9.25%,
  2/15/14 ...........................................................    United States           100,000             96,000
Time Warner Telecom Inc., senior note, 10.125%, 2/01/11 .............    United States           100,000             89,250
Triton PCS Inc., senior note, 8.50%, 6/01/13 ........................    United States           200,000            187,000
Verizon New York Inc., A, senior deb., 6.875%, 4/01/12 ..............    United States         1,000,000          1,086,787
Verizon VA Inc., 4.625%, 3/15/13 ....................................    United States         1,000,000            948,375
                                                                                                               ------------
                                                                                                                  7,308,045
                                                                                                               ------------

CONSUMER DURABLES 1.7%
D.R. Horton Inc., senior note, 8.50%, 4/15/12 .......................    United States           300,000            338,250
Ford Motor Co., 7.45%, 7/16/31 ......................................    United States         1,500,000          1,430,653
General Motors, senior deb., 8.25%, 7/15/23 .........................    United States         3,500,000          3,645,439
Phelps Dodge Corp., senior note, 8.75%, 6/01/11 .....................    United States           500,000            598,849
Simmons Co., senior sub. note, 144A, 7.875%, 1/15/14 ................    United States           100,000            102,000
True Temper Sports Inc., senior sub. note, 8.375%, 9/15/11 ..........    United States           200,000            203,000
                                                                                                               ------------
                                                                                                                  6,318,191
                                                                                                               ------------

CONSUMER NON-DURABLES .6%
Miller Brewing Co., 144A, 5.50%, 8/15/13 ............................    United States         1,000,000          1,015,262
Smithfield Foods Inc., senior note, 144A, 7.00%, 8/01/11 ............    United States           100,000            102,125
Smithfield Foods Inc., senior note, 7.75%, 5/15/13 ..................    United States           100,000            106,500
Tyson Foods Inc., senior note, 8.25%, 10/01/11 ......................    United States         1,000,000          1,159,910
                                                                                                               ------------
                                                                                                                  2,383,797
                                                                                                               ------------


                                        Quarterly Statements of Investments | 31

FRANKLIN INVESTORS SECURITIES TRUST

    -----------------------------------------------------------------------------------------------------------------------
    FRANKLIN TOTAL RETURN FUND                                              COUNTRY      PRINCIPAL AMOUNT(a)      VALUE
    -----------------------------------------------------------------------------------------------------------------------
    BONDS (CONT.)
    CONSUMER SERVICES 3.6%
 (b)Adelphia Communications Corp., senior note, 10.875%, 10/01/10 ...    United States   $       100,000       $     88,000
    Advanstar Communications Inc., senior secured note, 10.75%,
      8/15/10 .......................................................    United States           300,000            333,000
    Block Financial Corp., 6.75%, 11/01/04 ..........................    United States         1,000,000          1,011,972
    Boyd Gaming Corp., senior sub. note, 144A, 6.75%, 4/15/14 .......    United States           200,000            193,250
    Cablevision Systems Corp., senior note, 144A, 8.00%, 4/15/12 ....    United States           300,000            296,250
    CanWest Media Inc., senior note, B, 7.625%, 4/15/13 .............       Canada               200,000            209,500
    Cendant Corp., senior note, 7.375%, 4/15/13 .....................    United States         1,000,000          1,134,326
    Charter Communications Holdings II, senior note, 10.25%,
      9/15/10 .......................................................    United States           300,000            303,750
    Comcast Cable, senior note, 7.125%, 6/15/13 .....................    United States         1,000,000          1,106,718
    Cox Enterprises, 144A, 4.375%, 5/01/08 ..........................    United States           500,000            501,365
    Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 ...........    United States           300,000            339,750
    DIRECTV Holdings/Finance, senior note, 8.375%, 3/15/13 ..........    United States           300,000            337,500
    Emmis Operating Co., senior sub. note, 144A, 6.875%, 5/15/12 ....    United States           200,000            196,500
    Harrah's Operating Co. Inc., senior note, 144A, 5.50%, 7/01/10 ..    United States         1,000,000          1,001,778
    Interactive Corp., senior note, 6.75%, 11/15/05 .................    United States         1,000,000          1,037,480
    Liberty Media Corp., 3.50%, 9/25/06 .............................    United States         1,500,000          1,495,143
    Lin Television Corp., senior sub. note, 6.50%, 5/15/13 ..........    United States           300,000            292,500
    News America Inc., 7.25%, 5/18/18 ...............................    United States         1,000,000          1,120,523
    Park Place Entertainment Corp., senior sub. note, 8.125%, 5/15/11    United States           300,000            332,625
    Paxson Communications Corp., senior secured note, FRN, 144A,
      4.35%, 1/15/10 ................................................    United States           300,000            302,625
    Pinnacle Entertainment, senior sub. note, 8.75%, 10/01/13 .......    United States           200,000            200,000
    Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18 .......    United States           300,000            297,000
    Station Casinos Inc., senior sub. note, 6.875%, 3/01/16 .........    United States           300,000            293,250
    Time Warner Inc., senior note, 6.875%, 5/01/12 ..................    United States         1,000,000          1,091,486
                                                                                                               ------------
                                                                                                                 13,516,291
                                                                                                               ------------

    DISTRIBUTION SERVICES .1%
    Grand Metropolitan Investment, 7.125%, 9/15/04 ..................    United States           200,000            201,249
                                                                                                               ------------

    ELECTRONIC TECHNOLOGY .8%
    Argo-Tech Corp., senior note, 144A, 9.25%, 6/01/11 ..............    United States           100,000            105,500
    Flextronics International Ltd., senior sub. note, 6.50%, 5/15/13.      Singapore             200,000            197,500
    Goodrich Corp., senior note, 7.50%, 4/15/08 .....................    United States         1,000,000          1,108,920
    L-3 Communications Corp., senior sub. note, 6.125%, 1/15/14 .....    United States           200,000            194,000
    Raytheon Co., 4.85%, 1/15/11 ....................................    United States         1,000,000          1,002,869
    Solectron Corp., senior note, 9.625%, 2/15/09 ...................    United States           100,000            110,000
    Xerox Corp., senior note, 7.125%, 6/15/10 .......................    United States           300,000            309,000
                                                                                                               ------------
                                                                                                                  3,027,789
                                                                                                               ------------

    ENERGY MINERALS 1.3%
    Amerada Hess Corp., 7.125%, 3/15/33 .............................    United States         1,000,000          1,022,136
    Kerr McGee Corp., 6.95%, 7/01/24 ................................    United States         1,000,000          1,017,790
    Marathon Oil Corp., 5.375%, 6/01/07 .............................    United States         1,000,000          1,047,297
    Peabody Energy Corp., senior note, B, 6.875%, 3/15/13 ...........    United States           300,000            310,500


32 | Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

---------------------------------------------------------------------------------------------------------------------------
FRANKLIN TOTAL RETURN FUND                                                  COUNTRY      PRINCIPAL AMOUNT(a)      VALUE
---------------------------------------------------------------------------------------------------------------------------
BONDS (CONT.)
ENERGY MINERALS (CONT.)
Plains Exploration & Production Co., senior note, 144A, 7.125%,
  6/15/14 ...........................................................    United States     $     200,000       $    206,500
Ras Laffan Liquid Natural Gas Co. Inc., 144A, 3.437%, 9/15/09 .......        Qatar               800,000            776,835
XTO Energy Inc., senior note, 6.25%, 4/15/13 ........................    United States           500,000            530,029
                                                                                                               ------------
                                                                                                                  4,911,087
                                                                                                               ------------

FINANCE 9.5%
AIG SunAmerica Financing VIII, senior note, 144A, 1.505%,
  11/15/04 ..........................................................    United States         3,100,000          3,100,453
Bank of America Corp., 5.125%, 11/15/14 .............................    United States         1,000,000            986,708
Bank of America Corp., senior sub. note, 5.25%, 12/01/15 ............    United States         1,000,000            979,722
Capital One Bank, 5.125%, 2/15/14 ...................................    United States         1,000,000            960,040
Charles Schwab, senior note, 8.05%, 3/01/10 .........................    United States           750,000            859,474
CIT Group Inc., 5.50%, 11/30/07 .....................................    United States         1,000,000          1,049,055
Citigroup Inc., sub. note, 5.625%, 8/27/12 ..........................    United States         1,000,000          1,041,414
CNA Financial Corp., 6.75%, 11/15/06 ................................    United States           375,000            397,048
CNA Financial Corp., 6.45%, 1/15/08 .................................    United States           500,000            528,666
Credit Suisse First Boston USA, 6.50%, 1/15/12 ......................    United States         1,000,000          1,086,831
Ford Motor Credit Co., 7.25%, 10/25/11 ..............................    United States         1,000,000          1,053,159
Ford Motor Credit Co., 7.00%, 10/01/13 ..............................    United States         1,000,000          1,019,566
Forest City Enterprises Inc., senior note, 7.625%, 6/01/15 ..........    United States           300,000            303,750
General Electric Capital Corp., 5.45%, 1/15/13 ......................    United States         1,000,000          1,028,921
General Motors Acceptance Corp., 6.875%, 9/15/11 ....................    United States         1,000,000          1,028,002
Goldman Sachs Group Inc., senior note, 6.60%, 1/15/12 ...............    United States         1,450,000          1,579,001
Hertz Corp., 4.70%, 10/02/06 ........................................    United States         2,000,000          2,032,584
Highmark Inc., 144A, 6.80%, 8/15/13 .................................    United States         1,000,000          1,058,747
Household Finance Corp., 6.375%, 10/15/11 ...........................    United States         2,000,000          2,158,804
International Lease Finance Corp., 5.75%, 2/15/07 ...................    United States         1,200,000          1,269,827
JP Morgan Chase & Co., sub. note, 5.75%, 1/02/13 ....................    United States         1,000,000          1,030,032
Morgan Stanley, sub. note, 4.75%, 4/01/14 ...........................    United States         1,000,000            935,858
National Rural Utility Finance, 7.25%, 3/01/12 ......................    United States           250,000            285,925
Nationwide Mutual Insurance, 144A, 8.25%, 12/01/31 ..................    United States         1,200,000          1,435,884
Paine Webber Group Inc., senior note, 6.55%, 4/15/08 ................    United States           150,000            162,766
Societe Generale-New York, sub. note, 7.40%, 6/01/06 ................    United States           300,000            322,873
Standard Chartered Bank, 144A, 8.00%, 5/30/31 .......................   United Kingdom         1,000,000          1,194,198
Washington Mutual Bank FA, 5.65%, 8/15/14 ...........................    United States           900,000            900,000
Washington Mutual Financial, 6.875%, 5/15/11 ........................    United States         2,155,000          2,375,241
Wells Fargo & Co., 3.125%, 4/01/09 ..................................    United States           900,000            862,255
Whole Auto Loan Trust, 6.00%, 4/15/09 ...............................    United States         2,523,337          2,521,364
                                                                                                               ------------
                                                                                                                 35,548,168
                                                                                                               ------------

HEALTH SERVICES .2%
Medcath Holdings Corp., senior note, 144A, 9.875%, 7/15/12 ..........    United States           200,000            204,500
Tenet Healthcare Corp., senior note, 6.375%, 12/01/11 ...............    United States           300,000            269,250
United Surgical Partners, senior sub. note, 10.00%, 12/15/11 ........    United States           300,000            341,250
                                                                                                               ------------
                                                                                                                    815,000
                                                                                                               ------------


                                        Quarterly Statements of Investments | 33

FRANKLIN INVESTORS SECURITIES TRUST

---------------------------------------------------------------------------------------------------------------------------
FRANKLIN TOTAL RETURN FUND                                                  COUNTRY      PRINCIPAL AMOUNT(a)      VALUE
---------------------------------------------------------------------------------------------------------------------------
BONDS (CONT.)
HEALTH TECHNOLOGY .5%
Wyeth, senior sub. note 5.50%, 2/01/14 ..............................    United States   $     1,000,000       $    967,363
Wyeth, senior note, 6.50%, 2/01/34 ..................................    United States         1,000,000            957,732
                                                                                                               ------------
                                                                                                                  1,925,095
                                                                                                               ------------

INDUSTRIAL SERVICES .5%
Allied Waste North America Inc., senior secured note, 6.50%,
  11/15/10 ..........................................................    United States           300,000            298,500
Grant Prideco Escrow, senior note, 9.00%, 12/15/09 ..................    United States           300,000            331,500
Hanover Equipment Trust 01, senior secured note, B, 8.75%,
  9/01/11............................................................    United States           200,000            216,500
URS Corp., senior note, 11.50%, 9/15/09 .............................    United States           360,000            414,000
Waste Management Inc., 6.50%, 11/15/08 ..............................    United States           500,000            542,854
                                                                                                               ------------
                                                                                                                  1,803,354
                                                                                                               ------------

NON-ENERGY MINERALS .9%
Century Aluminum Co., first mortgage, senior secured note, 11.75%,
  4/15/08 ...........................................................    United States           200,000            225,250
Gazprom International SA, 7.201%, 2/01/20 ...........................       Russia               900,000            888,750
Glencore Funding LLC, 144A, 6.00%, 4/15/14 ..........................    United States           700,000            658,969
Ispat Inland ULC, senior secured note, 144A, 7.86%, 4/01/10 .........    United States           300,000            307,500
Weyerhaeuser Co., 6.75%, 3/15/12 ....................................    United States         1,000,000          1,094,968
                                                                                                               ------------
                                                                                                                  3,175,437
                                                                                                               ------------

PROCESS INDUSTRIES 1.0%
BCP Caylux Holding Lux SCA, senior sub. note, 144A, 9.625%,
  6/15/14 ...........................................................    United States           200,000            209,500
Bunge Ltd., senior note, 5.875%, 5/15/13 ............................    United States         1,000,000          1,015,538
Georgia-Pacific Corp., senior note, 9.375%, 2/01/13 .................    United States           300,000            349,500
Jefferson Smurfit Corp., senior note, 7.50%, 6/01/13 ................    United States           300,000            306,000
Nalco Co., senior sub. note, 144A, 8.875%, 11/15/13 .................    United States           300,000            316,500
Owens-Illinois Inc., senior note, 7.80%, 5/15/18 ....................    United States           200,000            193,500
Rhodia SA, senior note, 144A, 10.25%, 6/01/10 .......................       France               200,000            205,000
RPM International Inc., 6.25%, 12/15/13 .............................    United States         1,000,000          1,015,118
                                                                                                               ------------
                                                                                                                  3,610,656
                                                                                                               ------------

PRODUCER MANUFACTURING 1.5%
Case New Holland Inc., senior note, 144A, 9.25%, 8/01/11 ............    United States           300,000            326,250
Cooper Industries Ltd., 5.25%, 7/01/07 ..............................    United States         1,000,000          1,046,389
Cummins Inc., senior note, 9.50%, 12/01/10 ..........................    United States           200,000            231,000
Hubbell Inc., 6.375%, 5/15/12 .......................................    United States         1,000,000          1,070,119
Hutchison Whampoa International Ltd., senior note, 144A, 6.25%,
  1/24/14 ...........................................................      Hong Kong           1,000,000            986,239
Hutchison Whampoa International Ltd., senior note, 144A, 7.45%,
  11/24/33 ..........................................................      Hong Kong           1,000,000            974,879
Invensys PLC, senior note, 144A, 9.875%, 3/15/11 ....................   United Kingdom           300,000            303,750
Fimep SA, 10.50%, 2/15/13 ...........................................       France               200,000            231,000


34 | Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

---------------------------------------------------------------------------------------------------------------------------
FRANKLIN TOTAL RETURN FUND                                                  COUNTRY      PRINCIPAL AMOUNT(a)      VALUE
---------------------------------------------------------------------------------------------------------------------------
BONDS (CONT.)
PRODUCER MANUFACTURING (CONT.)
Milacron Escrow Corp., senior secured note, 144A, 11.50%,
  5/15/11 ...........................................................    United States   $       200,000       $    209,000
TRW Automotive Inc., senior note, 9.375%, 2/15/13 ...................    United States           284,000            325,180
                                                                                                               ------------
                                                                                                                  5,703,806
                                                                                                               ------------

REAL ESTATE .9%
Boston Properties Inc., senior note, 5.00%, 6/01/15 .................    United States         2,000,000          1,875,302
Host Marriott LP, senior note, 9.25%, 10/01/07 ......................    United States           300,000            332,250
Vornado Realty LP, 4.75%, 12/01/10 ..................................    United States         1,000,000            979,628
                                                                                                               ------------
                                                                                                                  3,187,180
                                                                                                               ------------

RETAIL TRADE .7%
Kroger Co., senior note, 7.65%, 4/15/07 .............................    United States           500,000            550,624
Limited Brands, 6.125%, 12/01/12 ....................................    United States           500,000            528,984
Office Depot Inc., senior note, 6.25%, 8/15/13 ......................    United States         1,000,000          1,043,758
Rite Aid Corp., senior secured note, 8.125%, 5/01/10 ................    United States           200,000            210,500
Rite Aid Corp., 7.70%, 2/15/27 ......................................    United States           100,000             87,500
Stater Brothers Holdings, senior note, 144A, 8.125%, 6/15/12 ........    United States           300,000            308,250
                                                                                                               ------------
                                                                                                                  2,729,616
                                                                                                               ------------

TECHNOLOGY SERVICES .1%
UGS Corp., senior sub. note, 144A, 10.00%, 6/01/12 ..................    United States           200,000            213,000
                                                                                                               ------------

TRANSPORTATION 1.1%
CP Ships Ltd., senior note, 10.375%, 7/15/12 ........................       Canada               200,000            231,000
CSX Corp., 7.45%, 5/06/07 ...........................................    United States         1,000,000          1,096,409
Delta Air Lines Inc., senior note, 6.718%, 1/02/23 ..................    United States           887,539            916,787
Laidlaw International Inc., senior note, 10.75%, 6/15/11 ............    United States           300,000            333,750
Union Pacific Corp., 3.625%, 6/01/10 ................................    United States         1,500,000          1,411,598
                                                                                                               ------------
                                                                                                                  3,989,544
                                                                                                               ------------

UTILITIES 3.2%
AES Corp., senior secured note, 144A, 9.00%, 5/15/15 ................    United States           200,000            219,500
Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/12 ...............    United States           200,000            202,000
Utilicorp United Inc., senior note, 8.27%, 11/15/21 .................    United States           300,000            261,000
Calpine Corp., senior secured note, 144A, 8.75%, 7/15/13 ............    United States           300,000            241,500
Centerpoint Energy Inc., senior note, 6.85%, 6/01/15 ................    United States         1,000,000          1,068,410
Cleveland Electric Illum, 144A, 5.65%, 12/15/13 .....................    United States         1,000,000            998,412
Consumers Energy Co., 4.80%, 2/17/09 ................................    United States         1,000,000          1,010,697
DPL Inc., senior note, 6.875%, 9/01/11 ..............................    United States         1,500,000          1,533,750
Dynegy Holdings Inc., senior note, 8.75%, 2/15/12 ...................    United States           300,000            297,750
East Coast Power LLC, 6.737%, 3/31/08 ...............................    United States            51,365             52,001
Firstenergy Corp., senior note, 7.375%, 11/15/31 ....................    United States           500,000            541,954
Midamerican Energy Holding Co., senior note, 3.50%, 5/15/08 .........    United States         1,000,000            967,026
Midwest Generation LLC, senior secured note, 144A, 8.75%,
  5/01/34 ...........................................................    United States           300,000            319,500


                                        Quarterly Statements of Investments | 35

FRANKLIN INVESTORS SECURITIES TRUST

---------------------------------------------------------------------------------------------------------------------------
FRANKLIN TOTAL RETURN FUND                                                  COUNTRY      PRINCIPAL AMOUNT(a)      VALUE
---------------------------------------------------------------------------------------------------------------------------
BONDS (CONT.)
UTILITIES (CONT.)
Northeast Generation Co., senior note, 8.812%, 10/15/26 .............    United States   $       400,000       $    428,725
Pacific Gas & Electric Co., first mortgage, 4.20%, 3/01/11 ..........    United States         1,600,000          1,546,890
Pacific Gas & Electric Co., 6.05%, 3/01/34 ..........................    United States           500,000            483,297
Texas New Mexico Power, senior note, 6.125%, 6/01/08 ................    United States         1,000,000          1,032,474
Westar Energy Inc., 6.00%, 7/01/14 ..................................    United States           500,000            518,834
Williams Cos. Inc., senior note, 8.625%, 6/01/10 ....................    United States           300,000            338,250
                                                                                                               ------------
                                                                                                                 12,061,970
                                                                                                               ------------
TOTAL BONDS (COST $110,094,726) .....................................                                           112,857,775
                                                                                                               ------------

ASSET-BACKED SECURITIES 11.2%
AFC Home Equity Loan Trust, 1997-4, 2A2, Margin .24% + 1 Month
  LIBOR, Resets Monthly, 1.34%, 12/22/27 ............................    United States           911,296            912,684
Ameriquest Mortgage Securities Inc., 2002-3, AF5, 5.47%,
  8/25/32 ...........................................................    United States         1,493,697          1,497,799
Amortizing Residential Collateral Trust, 2002-BCI, M1, 2.15%,
  1/25/32 ...........................................................    United States         1,250,000          1,257,861
Chase Funding Mortgage Loan Asset-Backed Certificates, 2003-1,
  1A4, 3.43%, 2/25/29 ...............................................    United States         1,000,000          1,007,813
Chase Funding Mortgage Loan Asset-Backed Certificates, 2003-6,
  1A4, 3.75%, 8/25/30 ...............................................    United States         3,900,000          3,842,577
Citifinancial Mortgage Securities Inc., 2003-1, AF3, 3.33%,
  1/25/33 ...........................................................    United States         2,000,000          2,019,794
Countrywide Asset-Backed Certificates, 1999-2, AF4, 5.65%,
  11/25/27 ..........................................................    United States             1,885              1,922
Credit Suisse First Boston International, 144A, 3-Month LIBOR
  + 2.30%, 3.85%, 3/20/09 ...........................................    United States         9,200,000          9,309,250
Equity One ABS Inc., 2001-3, AF3, 4.33%, 5/25/32 ....................    United States         1,050,000          1,065,525
Green Tree Financial Corp., 1992-2, M1, 5.67%, 12/01/30 .............    United States           400,000            126,250
Keystone Owner Trust, 1997-P3, M2, 144A, 6.65%, 12/25/24 ............    United States           957,959            956,978
Legacy Benefits Insurance Settlements LLC, 2004-1, A, 144A,
  5.35%, 2/10/39 ....................................................    United States         2,688,868          2,629,209
Metris Master Trust, 2001-3, B, 2.18%, 7/21/08 ......................    United States         1,250,000          1,250,936
Morgan Stanley Auto Loan Trust, 2003-HB1, D, 144A, 4.58%,
  4/15/11 ...........................................................    United States         1,541,687          1,528,579
Morgan Stanley Capital I, 2002-NC4, A2, Margin .40% + 1 Month
  LIBOR, Resets Monthly, 1.50%, 9/25/32 .............................    United States           916,293            918,916
Residential Asset Securities Corp., 7.22%, 6/25/28 ..................    United States         1,412,490          1,465,421
Residential Asset Securities Corp., 2000-KS2, AII, Margin .25%
  + 1 Month LIBOR, Resets Monthly, 1.70%, 3/25/30 ...................    United States         3,015,950          3,020,285
Residential Asset Securities Corp., 2002-KS2, AIIB, Margin .27%
  + 1 Month LIBOR, Resets Monthly, 1.37%, 4/25/32 ...................    United States           467,734            468,907
Residential Asset Securities Corp., 2004-KS1, AI4, 3.51%,
  4/25/32 ...........................................................    United States         2,000,000          1,952,119
Residential Funding Mortgage Securities I, 2002-HS1, A6, 4.73%,
  10/25/16 ..........................................................    United States           523,174            523,456
Residential Funding Mortgage Securities II, 2002-HI5, A4, 3.37%,
  7/25/15 ...........................................................    United States         2,000,000          2,017,797
Residential Funding Mortgage Securities II, 2004-HS1, AI4, 3.14%,
  1/25/22 ...........................................................    United States         1,000,000            945,781


36 | Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

    -----------------------------------------------------------------------------------------------------------------------
    FRANKLIN TOTAL RETURN FUND                                              COUNTRY      PRINCIPAL AMOUNT(a)      VALUE
    -----------------------------------------------------------------------------------------------------------------------
    ASSET-BACKED SECURITIES (CONT.)
    Saxon Asset Security Trust, 1998-4, AF5, 6.93%, 1/25/30 .........    United States   $        94,684       $     94,639
    Securitized Asset Backed Receivables, LLC, 2004-OP1, M1, Margin
      .50% + 1 Month LIBOR, Resets Monthly, 1.96%, 2/25/34 ..........    United States         1,000,000            998,611
    Structured Asset Securities Corp., 2002-1A, 2A1, 2.557%,
      2/25/32 .......................................................    United States         1,124,662          1,133,860
    Vanderbilt Mortgage Finance, 2002-D, M1, 6.91%, 12/20/30 ........    United States           500,000            518,109
                                                                                                               ------------
    TOTAL ASSET-BACKED SECURITIES (COST $41,695,077) ................                                            41,465,078
                                                                                                               ------------

    MORTGAGE-BACKED SECURITIES 30.9%
    FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE .8%
    FHLMC, Cap 11.435%, Margin 2.198% + CMT, Resets Annually,
      3.393%, 9/01/27 ...............................................    United States           369,883            381,377
    FHLMC, Cap 12.59%, Margin 2.39% + CMT, Resets Annually,
      3.688%, 4/01/30 ...............................................    United States         2,150,405          2,181,458
    FHLMC, Cap 12.77%, Margin 2.44% + 3CMT, Resets Every 3 Years,
      5.933%, 3/01/25 ...............................................    United States           385,500            390,792
                                                                                                               ------------
                                                                                                                  2,953,627
                                                                                                               ------------

    FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 12.5%
    FHLMC Gold 15 Year, 4.50%, 10/01/18 - 1/01/19 ...................    United States         6,844,604          6,750,063
    FHLMC Gold 15 Year, 5.00%, 10/01/17 - 9/01/18 ...................    United States         1,631,481          1,645,558
    FHLMC Gold 15 Year, 6.00%, 2/01/17 ..............................    United States           230,643            241,278
    FHLMC Gold 30 Year, 5.00%, 8/01/33 - 5/01/34 ....................    United States        16,742,079         16,340,749
 (c)FHLMC Gold 30 Year, 5.50%, 8/01/33 ..............................    United States         7,170,662          7,195,315
 (c)FHLMC Gold 30 Year, 6.00%, 8/01/30 - 12/01/33 ...................    United States         7,565,255          7,763,774
    FHLMC Gold 30 Year, 6.50%, 4/01/28 - 7/01/32 ....................    United States         1,719,771          1,800,515
    FHLMC Gold 30 Year, 7.00%, 4/01/26 - 7/01/32 ....................    United States         2,129,837          2,256,922
    FHLMC Gold 30 Year, 7.50%, 3/01/32 ..............................    United States           250,841            269,323
    FHLMC Gold 30 Year, 8.50%, 8/01/30 ..............................    United States            35,718             38,892
    FHLMC Gold 30 Year, 9.00%, 1/01/22 ..............................    United States           559,337            621,560
    FHLMC Gold 30 Year, 10.00%, 10/01/30 ............................    United States         1,247,531          1,403,866
    FHLMC PC, 8.50%, 5/01/12 ........................................    United States           116,112            123,149
                                                                                                               ------------
                                                                                                                 46,450,964
                                                                                                               ------------

    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 2.3%
 (c)FNMA ARM, 3.50%, 8/01/34 ........................................    United States         2,259,430          2,327,213
    FNMA, Cap 10.324%, Margin 2.75% + 3CMT, Resets Every 3 Years,
      Cap 6.144%, 12/01/24, 6.144%, 12/01/24 ........................    United States           120,763            125,752
    FNMA, Cap 11.35%, Margin 2.38% + CMT, 5.35%, 6/01/32 ............    United States           864,308            888,929
    FNMA, Cap 11.873%, Margin 1.75% + 6 Month DR, 3.2135%,
      1/01/17 .......................................................    United States           876,966            902,273
    FNMA, Cap 12.06%, Margin 2.125% + 6 Month DR, 5.11%,
      6/01/17 .......................................................    United States           201,689            207,676
    FNMA, Cap 12.185%, Margin 2.05% + CMT, Resets Annually,
      4.781%, 9/01/19 ...............................................    United States            75,647             77,720
    FNMA, Cap 12.57%, Margin 2.23% + CMT, Resets Annually,
      3.465%, 5/01/25 ...............................................    United States           322,447            332,638
    FNMA, Cap 13.48%, Margin 1.66% + COFI, 3.466%, 3/01/33 ..........    United States         1,253,632          1,280,217
    FNMA, Cap 13.50%, Margin 1.67% + COFI, 3.446%, 6/01/33 ..........    United States           884,403            903,159
    FNMA, Cap 13.54%, Margin 1.66% + COFI, 3.462%, 12/01/27 .........    United States           821,382            840,057


                                        Quarterly Statements of Investments | 37

FRANKLIN INVESTORS SECURITIES TRUST

---------------------------------------------------------------------------------------------------------------------------
FRANKLIN TOTAL RETURN FUND                                                  COUNTRY      PRINCIPAL AMOUNT(a)      VALUE
---------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES (CONT.)
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE (CONT.)
FNMA, Cap 14.625%, Margin 1.75% + CMT, 3.00%, 6/01/15 ...............    United States   $       216,386       $    220,330
FNMA, Cap 14.744%, Margin 3.678% + 6 Month LIBOR,
  8.295%, 6/01/30 ...................................................    United States            28,242             29,434
FNMA, Cap 14.781%, Margin 2.06% + CMT, 3.375%,
  12/01/22 ..........................................................    United States           452,936            464,622
                                                                                                               ------------
                                                                                                                  8,600,020
                                                                                                               ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 9.3%
FNMA 15 Year, 4.50%, 3/01/19 - 6/01/19 ..............................    United States         2,817,433          2,776,270
FNMA 15 Year, 5.00%, 6/01/18 - 7/01/18 ..............................    United States         3,548,741          3,583,058
FNMA 15 Year, 5.50%, 1/01/14 - 2/01/18 ..............................    United States         2,096,477          2,159,623
FNMA 15 Year, 6.00%, 8/01/16 - 6/01/17 ..............................    United States         1,328,834          1,388,969
FNMA 15 Year, 6.50%, 4/01/16 - 9/01/16 ..............................    United States           190,202            201,277
FNMA 30 Year, 5.50%, 6/01/33 - 11/01/33 .............................    United States        11,816,645         11,867,596
FNMA 30 Year, 6.00%, 8/15/32 ........................................    United States         1,568,803          1,609,495
FNMA 30 Year, 6.50%, 5/01/28 - 8/01/32 ..............................    United States         5,425,212          5,672,568
FNMA 30 Year, 7.00%, 8/01/29 - 10/01/32 .............................    United States         1,733,826          1,836,343
FNMA 30 Year, 7.50%, 1/01/30 ........................................    United States           236,106            252,970
FNMA 30 Year, 8.00%, 12/01/30 .......................................    United States            42,664             46,345
FNMA 30 Year, 8.50%, 5/01/32 ........................................    United States           914,779            997,037
FNMA 30 Year, 9.00%, 11/01/26 - 5/01/27 .............................    United States         1,938,157          2,180,842
                                                                                                               ------------
                                                                                                                 34,572,393
                                                                                                               ------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
  ADJUSTABLE RATE .1%
GNMA, Cap 11.00%, Margin 1.50% + CMT, Resets Annually,
  4.625%, 10/20/26 ..................................................    United States           331,183            336,368
GNMA, Cap 11.50%, Margin 1.50% + CMT, Resets Annually,
  3.375%, 1/20/23 ...................................................    United States           138,385            138,297
                                                                                                               ------------
                                                                                                                    474,665
                                                                                                               ------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 5.9%
GNMA I 15 Year, SF, 7.00%, 2/15/09 ..................................    United States           139,527            148,637
GNMA I 30 Year, SF, 5.00%, 8/15/34 ..................................    United States         5,750,000          5,631,406
GNMA I 30 Year, SF, 5.50%, 5/15/33 - 9/15/33 ........................    United States         2,126,201          2,144,232
GNMA I 30 Year, SF, 6.00%, 1/15/32 - 9/15/32 ........................    United States         1,092,383          1,126,154
GNMA I 30 Year, SF, 6.50%, 8/15/31 - 9/15/32 ........................    United States         1,967,265          2,061,491
GNMA I 30 Year, SF, 7.00%, 10/15/27 - 4/15/28 .......................    United States           212,665            226,447
GNMA I 30 Year, SF, 7.50%, 5/15/05 - 11/15/26 .......................    United States         2,053,741          2,187,825
GNMA I 30 Year, SF, 8.00%, 8/15/16 - 7/15/17 ........................    United States           375,020            411,288
GNMA I 30 Year, SF, 9.00%, 11/15/16 - 3/15/31 .......................    United States           199,158            219,596
GNMA II 30 Year, SF, 5.00%, 1/20/34 .................................    United States         3,374,927          3,304,432
GNMA II 30 Year, SF, 6.00%, 5/20/31 .................................    United States           134,227            138,233
GNMA II 30 Year, SF, 6.50%, 3/20/28 - 4/20/31 .......................    United States           109,218            114,334
GNMA II 30 Year, 7.00%, 5/20/27 - 5/20/28 ...........................    United States         2,007,705          2,134,356
GNMA II 30 Year, SF, 7.00%, 12/20/30 ................................    United States           278,121            295,418
GNMA II 30 Year, 7.50%, 1/20/33 .....................................    United States           308,970            331,929


38 | Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

---------------------------------------------------------------------------------------------------------------------------
FRANKLIN TOTAL RETURN FUND                                                  COUNTRY      PRINCIPAL AMOUNT(a)      VALUE
---------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES (CONT.)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE (CONT.)
GNMA II 30 Year, SF, 7.50%, 8/20/30 - 8/20/31 .......................    United States   $       702,268       $    755,163
GNMA II 30 Year, 8.00%, 1/20/27 - 7/20/27 ...........................    United States           555,001            607,242
GNMA II 30 Year, 8.25%, 9/20/17 .....................................    United States            51,176             56,057
                                                                                                               ------------
                                                                                                                 21,894,240
                                                                                                               ------------
TOTAL MORTGAGE-BACKED SECURITIES (COST $114,923,960) ................                                           114,945,909
                                                                                                               ------------

U.S. GOVERNMENT AND AGENCY SECURITIES 2.1%
U.S. Treasury Bond, 7.25%, 8/15/22 ..................................    United States           830,000          1,029,492
U.S. Treasury Bond, 5.25%, 2/15/29 ..................................    United States         6,870,000          6,832,703
                                                                                                               ------------
TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $7,368,508) .......                                             7,862,195
                                                                                                               ------------

AGENCY BONDS 14.8%
FHLB, 2.625%, 7/15/08 ...............................................    United States         5,000,000          4,795,330
FHLMC, 2.875%, 12/15/06 .............................................    United States        10,000,000          9,952,560
FHLMC, 3.375%, 4/15/09 ..............................................    United States         8,000,000          7,781,512
FHLMC, 4.875%, 11/15/13 .............................................    United States         5,000,000          4,982,880
FHLMC, 5.25%, 1/15/06 ...............................................    United States         5,000,000          5,189,710
FHLMC, 5.50%, 7/15/06 ...............................................    United States         7,180,000          7,540,271
FNMA, 3.50%, 9/15/04 ................................................    United States         1,500,000          1,503,423
FNMA, 6.625%, 10/15/07 ..............................................    United States         9,500,000         10,405,740
FNMA, 6.625%, 11/15/30 ..............................................    United States         2,500,000          2,803,597
                                                                                                               ------------
TOTAL AGENCY BONDS (COST $55,096,914) ...............................                                            54,955,023
                                                                                                               ------------

FOREIGN GOVERNMENT AND AGENCY SECURITIES 7.4%
Federation of Russia, 3.00%, 5/14/06 ................................       Russia                20,000             19,375
Federation of Russia, Reg S, 10.00%, 6/26/07 ........................       Russia                26,000             29,287
Federation of Russia, Reg S, 5.00% to 3/31/07, 7.50% thereafter,
  3/31/30 ...........................................................       Russia             4,204,000          3,870,202
Government of Hungary, 8.50%, 10/12/05 ..............................       Hungary          128,000,000 HUF        602,726
Government of New Zealand, 7.00%, 7/15/09 ...........................     New Zealand         11,922,000 NZD      7,794,698
Government of Thailand, 4.125%, 2/12/08 .............................      Thailand           19,000,000 THB        475,830
Government of Thailand, 6.00%, 3/05/05 ..............................      Thailand           20,000,000 THB        496,715
Government of Thailand, 8.00%, 12/08/06 .............................      Thailand           10,700,000 THB        291,634
Government of Thailand, 8.50%, 10/14/05 .............................      Thailand           66,600,000 THB      1,736,601
Government of Thailand, 8.50%, 12/08/08 .............................      Thailand           15,000,000 THB        436,586
Indonesia Recapital Bond, 13.15%, 3/15/10 ...........................      Indonesia       9,320,000,000 IDR      1,103,147
Indonesia Recapital Bond, 14.00%, 6/15/09 ...........................      Indonesia       2,825,000,000 IDR        344,505
Indonesia Recapital Bond, 14.275%, 12/15/13 .........................      Indonesia      11,100,000,000 IDR      1,361,614
Kingdom of Norway, 6.75%, 1/15/07 ...................................       Norway             5,900,000 NOK        918,882
Kingdom of Sweden, 3.50%, 4/20/06 ...................................       Sweden             3,600,000 SEK        474,361
Kingdom of Sweden, 5.50%, 10/08/12 ..................................       Sweden             2,880,000 SEK        402,584
Kingdom of Sweden, 8.00%, 8/15/07 ...................................       Sweden             1,110,000 SEK        163,524
Korea Treasury Bond, 4.50%, 9/03/06 .................................     South Korea      1,920,000,000 KRW      1,686,083
Korea Treasury Bond, 4.75%, 3/12/08 .................................     South Korea      1,100,000,000 KRW        975,025
New South Wales Treasury Corp., 6.50%, 5/01/06 ......................      Australia             400,000 AUD        284,294
Republic of Colombia, 10.00%, 1/23/12 ...............................      Colombia               74,000             79,920
Republic of Colombia, 10.75%, 1/15/13 ...............................      Colombia              100,000            112,100


                                        Quarterly Statements of Investments | 39

FRANKLIN INVESTORS SECURITIES TRUST

---------------------------------------------------------------------------------------------------------------------------
FRANKLIN TOTAL RETURN FUND                                                  COUNTRY      PRINCIPAL AMOUNT(a)      VALUE
---------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONT.)
Republic of Peru, 9.875%, 2/06/15 ...................................        Peru        $       100,000       $    107,625
Republic of Peru, FRN, 5.00%, 3/07/17 ...............................        Peru                104,650             91,830
Republic of Philippines, 9.00%, 2/15/13 .............................     Philippines            500,000            512,500
Republic of Poland, 8.50%, 11/12/06 .................................       Poland             1,150,000 PLN        320,716
Republic of Poland, 8.50%, 5/12/07 ..................................       Poland             2,100,000 PLN        590,198
Republic of Ukraine, 144A, 6.875%, 3/04/11 ..........................       Ukraine              550,000            523,792
Republic of Ukraine, 144A, 7.65%, 6/11/13 ...........................       Ukraine              250,000            240,755
Republic of Ukraine, FRN, 5.3613%, 8/05/09 ..........................       Ukraine              100,000            100,000
Republic of Vietnam, 4.00%, 3/12/16 .................................       Vietnam              270,000            246,703
United Mexican States, 8.125%, 12/30/19 .............................       Mexico               329,000            363,545
United Mexican States, 9.875%, 2/01/10 ..............................       Mexico               650,000            790,767
Venezuela Front Load Interest Reduction Bond, A, FRN, 2.0625%,
  3/31/07 ...........................................................      Venezuela              71,425             69,528
                                                                                                               ------------

TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
  (COST $25,150,489) ................................................                                            27,617,652
                                                                                                               ------------

ZERO COUPON/STEP-UP BONDS .1%
CONSUMER SERVICES
Quebecor Media Inc., senior disc. note, zero cpn, 7/15/06, 13.75%
  thereafter, 7/15/11 ...............................................       Canada               200,000            188,500
                                                                                                               ------------

PROCESS INDUSTRIES .1%
Huntsman ICI Holdings LLC, senior disc. note, zero cpn.,
  12/31/09 ..........................................................    United States           400,000            202,000
                                                                                                               ------------
TOTAL ZERO COUPON/STEP-UP BONDS (COST $324,301) .....................                                               390,500
                                                                                                               ------------

MUNICIPAL BONDS 2.0%
California State GO, Various Purpose, 5.25%, 11/01/25 ...............    United States         2,500,000          2,554,875
California State GO, Various Purpose, 5.50%, 11/01/33 ...............    United States         4,850,000          4,994,724
                                                                                                               ------------
TOTAL MUNICIPAL BONDS (COST $7,440,225) .............................                                             7,549,599
                                                                                                               ------------

SENIOR FLOATING RATE INTERESTS 1.6%
COMMERCIAL SERVICES .1%
DS Waters Enterprises LP, Term Loan, 6.00%, 11/07/09 ................    United States           292,500            288,935
                                                                                                               ------------

COMMUNICATIONS .3%
Cincinnati Bell Inc., Term Loan D, 6.50%, 6/30/08 ...................    United States           269,250            272,482
Crown Castle Operating Co., Term Loan B, 10.50%, 3/15/08 ............    United States           297,750            299,011
Dobson Cellular Systems Inc., Term Loan, 6.50%, 3/31/10 .............    United States           297,750            298,727
Spectrasite Communications Inc., Term Loan C, 7.08%, 2/22/07 ........    United States           310,279            313,993
                                                                                                               ------------
                                                                                                                  1,184,213
                                                                                                               ------------

CONSUMER NON-DURABLES .2%
Dean Foods Inc., Term Loan B, 6.50%, 7/15/08 ........................    United States           297,000            297,297
Michael Foods Inc., Term Loan B, 6.50%, 11/21/10 ....................    United States           298,500            303,444
Southern Wine & Spirits of America Inc., Term Loan B, 6.50%,
  6/21/08 ...........................................................    United States           297,730            301,359
                                                                                                               ------------
                                                                                                                    902,100
                                                                                                               ------------


40 | Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

---------------------------------------------------------------------------------------------------------------------------
FRANKLIN TOTAL RETURN FUND                                                  COUNTRY      PRINCIPAL AMOUNT(a)      VALUE
---------------------------------------------------------------------------------------------------------------------------
SENIOR FLOATING RATE INTERESTS (CONT.)
CONSUMER SERVICES .2%
Cinram International, Term Loan B, 6.50%, 10/15/09 ..................    United States   $       282,200       $    287,050
Scientific Games Corp., Term Loan C, 6.50%, 12/31/09 ................    United States           298,500            302,729
                                                                                                               ------------
                                                                                                                    589,779
                                                                                                               ------------

ELECTRONIC TECHNOLOGY .1%
Ami Semiconductor Inc., Term Loan, 6.50%, 9/30/08 ...................    United States           297,750            301,100
                                                                                                               ------------

HEALTH SERVICES .2%
DaVita Inc., Term Loan B, 6.00%, 6/30/10 ............................    United States           297,569            301,049
Quintiles Transnational Corp., Term Loan B, 6.50%, 9/25/09 ..........    United States           297,750            302,961
                                                                                                               ------------
                                                                                                                    604,010
                                                                                                               ------------

INDUSTRIAL SERVICES .1%
Washington Group, Term Loan, 6.50%, 10/01/07 ........................    United States           300,000            301,296
                                                                                                               ------------

PROCESS INDUSTRIES .2%
Berry Plastics, Term Loan C, 6.50%, 6/30/10 .........................    United States           286,841            292,099
Nalco Co., Term Loan B, 6.50%, 11/04/10 .............................    United States           271,652            276,173
Tekni-Plex Inc., Term Loan B, 10.3125%, 6/21/08 .....................    United States           114,198            115,031
                                                                                                               ------------
                                                                                                                    683,303
                                                                                                               ------------

PRODUCER MANUFACTURING .1%
Sensus Metering Systems Inc., Term Loan, 6.50%, 12/16/10 ............    United States           248,750            251,808
Trimas Corp., Term Loan B, 6.50%, 12/06/09 ..........................    United States           297,779            300,322
                                                                                                               ------------
                                                                                                                    552,130
                                                                                                               ------------

REAL ESTATE INVESTMENT TRUSTS .1%
Newkirk Master LP, Term Loan, 6.50%, 10/27/03 .......................    United States           285,999            288,770
                                                                                                               ------------

TECHNOLOGY SERVICES
Worldspan, Term Loan, 6.50%, 6/30/07 ................................    United States           179,385            180,618
                                                                                                               ------------

TOTAL SENIOR FLOATING RATE INTERESTS (COST $5,843,855)...............                                             5,876,254
                                                                                                               ------------

                                                                                         ---------------
                                                                                             SHARES
                                                                                         ---------------
PREFERRED STOCKS .1%
COMMUNICATIONS
PTV Inc., A pfd., 10.00% ............................................   United Kingdom                 2                 10
                                                                                                               ------------

HEALTH SERVICES .1%
Fresenius Medical Care Capital Trust II, pdf., 7.875%, 2/01/08 ......      Germany                 3,000            318,000
                                                                                                               ------------
TOTAL PREFERRED STOCKS (COST $280,915) ..............................                                               318,010
                                                                                                               ------------
TOTAL LONG TERM INVESTMENTS (COST $368,218,970) .....................                                           373,837,995
                                                                                                               ------------


                                        Quarterly Statements of Investments | 41

FRANKLIN INVESTORS SECURITIES TRUST

    -----------------------------------------------------------------------------------------------------------------------
    FRANKLIN TOTAL RETURN FUND                                              COUNTRY          SHARES               VALUE
    -----------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS 5.8%
    MONEY FUND (COST $21,359,784) 5.7%
 (d)Franklin Institutional Fiduciary Trust Money Market Portfolio ...    United States        21,359,784       $ 21,359,784
                                                                                                               ------------

                                                                                         ----------------
                                                                                         PRINCIPAL AMOUNT
                                                                                         ----------------
    U.S. GOVERNMENT AND AGENCY SECURITIES (COST $299,856) .1%
 (e)U.S. Treasury Bill, 1.023%, 8/19/04 .............................    United States   $       300,000            299,825
                                                                                                               ------------
    TOTAL SHORT TERM INVESTMENTS (COST $21,659,640) .................                                            21,659,609
                                                                                                               ------------
    TOTAL INVESTMENTS (COST $389,878,610) 106.3% ....................                                           395,497,604
    OTHER ASSETS, LESS LIABILITIES (6.3)% ...........................                                           (23,415,565)
                                                                                                               ------------
    NET ASSETS 100.0% ...............................................                                          $372,082,039
                                                                                                               ============

CURRENCY ABBREVIATIONS  | AUD - Australian Dollar | HUF - Hungarian Forint | IDR Indonesian Rupiah |
                          KRW - South Korean Won | NOK - Norwegian Krone | NZD - New Zealand Dollar |
                          PLN - Polish Zloty | SEK - Swedish Krona | THB - Thai Baht

See glossary of terms on page 43.

(a)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)   Defaulted security.

(c) Security purchased on a when-issued, delayed delivery, or to-be-announced basis.

(d) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

(e) Security is traded on a discount basis; the rate shown is the discount rate at the time of purchase by the Fund.


42 | See Notes to Statements of Investments.
| Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

GLOSSARY OF TERMS

3CMT     - 3 Year Constant Maturity Treasury Index
CMT      - 1 Year Constant Maturity Treasury Index
DIP      - Debtor-in-Possession
DR       - Discount Rate
FHLMC    - Federal Home Loan Mortgage Corporation
FNMA     - Federal National Mortgage Association
FRN      - Floating Rate Note
GNMA     - Government National Mortgage Association
GO       - Government Obligation
L/C      - Line of Credit
LLC      - Limited Liability Corporation
LP       - Limited Partnership
PC       - Participation Sales Certificates
PIES     - Premium Income Equity Securities
SF       - Single Family
USD      - Unified/Union School District


                                         Quarterly Statement of Investments | 43

FRANKLIN INVESTORS SECURITIES TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Franklin Investors Securities Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of six series (the Funds).

The Franklin Adjustable U.S. Government Securities Fund invests substantially all of its assets in the U.S. Government Adjustable Rate Mortgage Portfolio (the Portfolio). The Portfolio is registered under the Investment Company Act of 1940 as an open-end investment company. The Statement of Investments of the Portfolio is included elsewhere in this report and should be read in conjunction with the fund's Statement of Investments.

1. INCOME TAXES

At July 31, 2004, the unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

                                                  ----------------------------------------------------
                                                      FRANKLIN
                                                     ADJUSTABLE          FRANKLIN           FRANKLIN
                                                  U.S. GOVERNMENT      CONVERTIBLE           EQUITY
                                                  SECURITIES FUND    SECURITIES FUND      INCOME FUND
                                                  ----------------------------------------------------
Cost of investments ...........................   $  651,160,235      $ 479,758,704      $ 744,402,674
                                                  ====================================================
Unrealized appreciation .......................   $           --      $  72,695,717      $ 107,805,604
Unrealized depreciation .......................      (35,359,570)       (25,124,233)       (10,806,627)
                                                  ----------------------------------------------------
Net unrealized appreciation (depreciation) ....   $  (35,359,570)     $  47,571,484      $  96,998,977
                                                  ====================================================

                                                  ----------------------------------------------------
                                                     FRANKLIN            FRANKLIN
                                                     FLOATING       SHORT-INTERMEDIATE      FRANKLIN
                                                    RATE DAILY       U.S. GOVERNMENT      TOTAL RETURN
                                                    ACCESS FUND      SECURITIES FUND          FUND
                                                  ----------------------------------------------------
Cost of investments ...........................   $  941,575,479      $ 332,901,137      $ 391,138,307
                                                  ====================================================
Unrealized appreciation .......................   $    6,073,134      $   1,741,965      $   8,140,413
Unrealized depreciation .......................         (620,555)        (2,357,589)        (3,781,117)
                                                  ----------------------------------------------------
Net unrealized appreciation (depreciation) ....   $    5,452,579      $    (615,624)     $   4,359,296
                                                  ====================================================


44 | Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

2. RESTRICTED SECURITIES

At July 31, 2004, the Franklin Convertible Securities Fund held investments in restricted and illiquid securities, as follows:

------------------------------------------------------------------------------------------------------
SHARES/                                                             ACQUISITION
WARRANTS   ISSUER                                                       DATE         COST      VALUE
------------------------------------------------------------------------------------------------------
23,821     Intersil Corp., wts., 144A, 11/19/06
             (.04% OF NET ASSETS) ..............................      11/19/01     $153,209   $208,763
                                                                                              --------

For information regarding the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                                        Quarterly Statements of Investments | 45

FRANKLIN INVESTORS SECURITIES TRUST

STATEMENT OF INVESTMENTS, JULY 31, 2004 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO                                      PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------
U.S.GOVERNMENT AND AGENCY SECURITIES 90.3%
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) 21.9%
Cap 10.09%, Margin 1.98% + CMT, Resets Annually, 4.091%, 2/01/33 .....................    $ 3,812,552      $  3,851,748
Cap 10.85%, Margin 2.74% + COFI, Resets Monthly, 4.569%, 4/01/25 .....................      3,665,772         3,704,330
Cap 10.885%, Margin 2.32% + CMT, Resets Annually, 5.55%, 5/01/32 .....................      6,838,156         7,004,185
Cap 10.98%, Margin 2.25% + CMT, Resets Annually, 5.985%, 9/01/31 .....................      2,095,923         2,138,164
Cap 11.00%, Margin 1.91% + 12ML, Resets Annually, 6.028%, 8/01/31 ....................        854,291           875,576
Cap 11.18%, Margin 2.23% + CMT, Resets Annually, 6.169%, 9/01/31 .....................      1,934,305         1,964,816
Cap 11.21%, Margin 1.91% + 12ML, Resets Annually, 6.185%, 8/01/31 ....................        654,758           670,974
Cap 11.21%, Margin 2.20% + CMT, Resets Annually, 3.422%, 10/01/24 ....................      2,699,912         2,793,712
Cap 11.253%, Margin 1.75% + CMT, Resets Annually, 3.00%, 11/01/16 ....................        943,120           960,505
Cap 11.434%, Margin 2.365% + CMT, Resets Annually, 3.588%, 4/01/30 ...................        965,930           982,497
Cap 11.435%, Margin 2.198% + CMT, Resets Annually, 3.393%, 9/01/27 ...................        760,812           784,455
Cap 11.466%, Margin 2.253% + CMT, Resets Annually, 3.519%, 10/01/25 ..................      1,408,343         1,433,981
Cap 11.633%, Margin 2.076% + CMT, Resets Annually, 5.845%, 7/01/27 ...................        947,584           973,190
Cap 11.65%, Margin 2.26% + CMT, Resets Annually, 3.499%, 11/01/29 ....................      8,844,873         9,144,092
Cap 11.963%, Margin 2.24% + CMT, Resets Annually, 5.231%, 8/01/32 ....................      8,733,449         8,977,254
Cap 11.98%, Margin 2.50% + 5CMT, Resets Every 5 Years, 6.067%, 8/01/29 ...............      6,550,689         6,746,088
Cap 11.99%, Margin 2.478% + 3CMT, Resets Every 3 Years, 6.133%, 11/01/35 .............      1,259,943         1,281,644
Cap 12.00%, Margin 2.41% + CMT, Resets Annually, 3.612%, 11/01/25 ....................      2,167,756         2,221,142
Cap 12.012%, Margin 2.297% + 5CMT, Resets Every 5 Years, 6.845%, 5/01/26 .............        681,066           698,862
Cap 12.069%, Margin 2.23% + 3CMT, Resets every 3 Years, 5.239%, 6/01/26 ..............        713,209           720,937
Cap 12.07%, Margin 2.39% + CMT, Resets Annually, 6.032%, 7/01/29 .....................      1,063,023         1,099,698
Cap 12.20%, Margin 2.426% + CMT, Resets Annually, 4.003%, 11/01/29 ...................      2,479,925         2,554,783
Cap 12.22%, Margin 2.23% + CMT, Resets Annually, 4.852%, 3/01/32 .....................      1,222,730         1,222,713
Cap 12.364%, Margin 2.051% + COFI, Resets Annually, 4.077%, 11/01/25 .................      9,589,424         9,697,360
Cap 12.427%, Margin 2.225% + 5CMT, Resets Every 5 Years, 7.748%, 12/01/27 ............        135,263           139,667
Cap 12.52%, Margin 2.48% + CMT, Resets Annually, 3.707%, 12/01/30 ....................      3,526,701         3,627,067
Cap 12.54%, Margin 2.34% + CMT, Resets Annually, 4.845%, 4/01/25 .....................      2,838,794         2,894,033
Cap 12.59%, Margin 2.71% + CMT, Resets Annually, 3.904%, 12/01/28 ....................      1,386,341         1,425,595
Cap 12.732%, Margin 2.44% + CMT, Resets Annually, 5.936%, 5/01/32 ....................      1,697,555         1,736,460
Cap 12.744%, Margin 2.00% + CMT, Resets Annually, 3.25%, 7/01/18 .....................        346,844           357,497
Cap 12.79%, Margin 2.24% + CMT, Resets Annually, 3.427%, 8/01/30 .....................      7,157,383         7,464,106
Cap 12.806%, Margin 2.230% + CMT, Resets Annually, 3.471%, 4/01/18 ...................      1,535,248         1,590,220
Cap 12.89%, Margin 1.80% + COFI, Resets Semi-Annually, 3.64%, 12/01/19 ...............      4,676,529         4,806,617
Cap 12.90%, Margin 2.31% + CMT, Resets Annually, 3.517%, 8/01/27 .....................      3,258,908         3,379,842
Cap 13.006%, Margin 2.00% + CMT, Resets Annually, 3.196%, 9/01/19 ....................        995,254         1,026,094
Cap 13.022%, Margin 1.749% + 6 Month TB, Resets Semi-Annually, 3.012%, 10/01/29 ......        337,018           345,948
Cap 13.156%, Margin 1.915% + CMT, Resets Annually, 3.165%, 12/01/16 ..................        613,250           625,378
Cap 13.175%, Margin 2.233% + CMT, Resets Annually, 3.437%, 5/01/25 ...................        780,577           807,079
Cap 13.191%, Margin 1.841% + CMT, Resets Annually, 4.518%, 1/01/23 ...................      1,156,848         1,169,616
Cap 13.23%, Margin 2.06% + CMT, Resets Annually, 3.279%, 4/01/29 .....................      3,209,259         3,295,320
Cap 13.246%, Margin 2.175% + CMT, Resets Annually, 3.267%, 10/01/18 ..................        281,331           290,440
Cap 13.27%, Margin 1.963% + CMT, Resets Annually, 3.196%, 5/01/20 ....................      3,538,933         3,629,486
Cap 13.292%, Margin 2.115% + CMT, Resets Annually, 3.365%, 3/01/19 ...................        160,607           164,976
Cap 13.366%, Margin 2.102% + CMT, Resets Annually, 3.421%, 3/01/18 ...................        455,766           469,243
Cap 13.37%, Margin 2.04% + CMT, Resets Annually, 3.25%, 4/01/19 ......................      1,890,209         1,939,946
Cap 13.547%, Margin 2.405% + CMT, Resets Annually, 7.647%, 8/01/30 ...................        872,165           888,650
Cap 13.64%, Margin 2.29% + CMT, Resets Annually, 3.485%, 1/01/23 .....................      9,290,421         9,611,470


46 | Quarterly Statement of Investments

FRANKLIN INVESTORS SECURITIES TRUST

-----------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO                                      PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY SECURITIES (CONT.)
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) (CONT.)
Cap 13.65%, Margin 2.249% + CMT, Resets Annually, 3.505%, 7/01/20 ....................    $   248,843      $    256,838
Cap 13.793%, Margin 2.214% + CMT, Resets Annually, 3.55%, 11/01/19 ...................        126,027           130,020
Cap 13.883%, Margin 2.462% + CMT, Resets Annually, 3.698%, 6/01/26 ...................      7,827,069         8,040,906
Cap 14.244%, Margin 2.10% + CMT, Resets Annually, 3.268%, 9/01/18 ....................      1,892,524         1,943,677
Cap 14.307%, Margin 1.957% + 3CMT, Resets Every 3 Years, 6.927%, 12/01/21 ............        115,663           114,017
Cap 14.90%, Margin 2.546% + CMT, Resets Annually, 3.856%, 2/01/19 ....................        351,138           350,879
                                                                                                           ------------
                                                                                                            135,023,793
                                                                                                           ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) 50.1%
Cap 10.067%, Margin 2.30% + CMT, Resets Annually, 5.053%, 9/01/32 ....................      5,614,150         5,707,838
Cap 10.39%, Margin 1.25% + COFI, Resets Monthly, 3.052%, 3/01/35 .....................      9,234,721         9,429,638
Cap 10.45%, Margin 2.33% + COFI, Resets Monthly, 4.084%, 1/01/25 .....................      6,254,017         6,390,025
Cap 10.50%, Margin 2.31% + CMT, Resets Annually, 5.473%, 8/01/32 .....................      1,668,133         1,700,337
Cap 10.64%, Margin 2.176% + CMT, Resets Annually, 5.377%, 6/01/32 ....................      6,572,648         6,714,236
Cap 10.71%, Margin 2.00% + CMT, Resets Annually, 4.122%, 10/01/32 ....................        825,315           841,141
Cap 10.73%, Margin 2.25% + CMT, Resets Annually, 5.629%, 2/01/32 .....................      1,331,026         1,364,311
Cap 10.78%, Margin 2.31% + CMT, Resets Annually, 5.762%, 6/01/32 .....................      2,163,921         2,222,929
Cap 10.80%, Margin 2.22% + CMT, Resets Annually, 4.791%, 9/01/32 .....................     12,269,808        12,650,463
Cap 10.81%, Margin 2.26% + CMT, Resets Annually, 4.874%, 11/01/17 ....................      3,936,804         4,041,216
Cap 10.82%, Margin 2.02% + CMT, Resets Annually, 5.775%, 2/01/31 .....................        865,997           885,146
Cap 10.895%, Margin 2.259% + CMT, Resets Annually, 5.813%, 11/01/31 ..................      1,414,785         1,455,284
Cap 11.006%, Margin 2.12% + CMT, Resets Annually, 5.738%, 8/01/29 ....................      1,291,511         1,335,979
Cap 11.06%, Margin 1.98% + CMT, Resets Annually, 3.238%, 3/01/22 .....................         67,556            69,320
Cap 11.13%, Margin 2.147% + CMT, Resets Annually, 7.05%, 8/01/29 .....................        455,149           472,044
Cap 11.135%, Margin 2.34% + CMT, Resets Annually, 6.053%, 5/01/31 ....................        462,524           475,859
Cap 11.16%, Margin 2.24% + CMT, Resets Annually, 3.52%, 11/01/30 .....................     10,972,498        11,311,121
Cap 11.21%, Margin 2.09% + CMT, Resets Annually, 5.273%, 3/01/32 .....................      2,250,583         2,292,958
Cap 11.24%, Margin 2.106% + CMT, Resets Annually, 3.345%, 11/01/27 ...................        937,293           969,108
Cap 11.26%, Margin 2.31% + CMT, Resets Annually, 6.30%, 7/01/31 ......................        436,467           449,253
Cap 11.329%, Margin 2.215% + CMT, Resets Annually, 5.321%, 5/01/32 ...................      2,631,535         2,674,314
Cap 11.40%, Margin 1.88% + CMT, Resets Annually, 5.806%, 7/01/32 .....................      1,875,748         1,905,347
Cap 11.475%, Margin 2.09% + CMT, Resets Annually, 5.514%, 4/01/32 ....................      4,226,507         4,300,156
Cap 11.49%, Margin 1.65% + 12ML, Resets Annually, 5.35%, 10/01/31 ....................      2,082,207         2,137,414
Cap 11.53%, Margin 2.35% + CMT, Resets Annually, 6.433%, 4/01/30 .....................      2,080,474         2,156,482
Cap 11.531%, Margin 2.231% + CMT, Resets Annually, 4.068%, 12/01/32 ..................      3,712,882         3,822,502
Cap 11.581%, Margin 2.18% + CMT, Resets Annually, 4.361%, 8/01/31 ....................      2,269,707         2,288,629
Cap 11.61%, Margin 2.26% + CMT, Resets Annually, 4.008%, 9/01/39 .....................      2,461,960         2,539,175
Cap 11.635%, Margin 2.436% + CMT, Resets Annually, 5.523%, 6/01/32 ...................      2,403,703         2,479,835
Cap 11.662%, Margin 2.47% + CMT, Resets Annually, 3.765%, 8/01/28 ....................      6,003,461         6,182,737
Cap 11.684%, Margin 1.25% + COFI, Resets Semi-Annually, 3.155%, 5/01/19 ..............      1,554,094         1,585,966
Cap 11.705%, Margin 2.19% + CMT, Resets Annually, 3.463%, 11/01/36 ...................      2,578,930         2,646,620
Cap 11.73%, Margin 2.33% + CMT, Resets Annually, 4.371%, 2/01/29 .....................        564,751           575,767
Cap 11.836%, Margin 2.12% + CMT, Resets Annually, 5.733%, 6/01/31 ....................      1,880,791         1,933,779
Cap 11.869%, Margin 2.12% + CMT, Resets Annually, 4.778%, 2/01/30 ....................        653,936           674,656
Cap 11.884%, Margin 2.211% + CMT, Resets Annually, 3.309%, 2/01/25 ...................        150,086           154,509
Cap 11.89%, Margin 1.25% + COFI, Resets Monthly, 3.065%, 6/01/32 .....................      8,207,709         8,386,174
Cap 11.895%, Margin 2.11% + CMT, Resets Annually, 5.93%, 3/01/32 .....................     12,619,141        12,979,949


                                         Quarterly Statement of Investments | 47

FRANKLIN INVESTORS SECURITIES TRUST

-----------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO                                      PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY SECURITIES (CONT.)
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (CONT.)
Cap 11.901%, Margin 2.373% + CMT, Resets Annually, 3.607%, 5/01/29 ...................    $ 1,145,521      $  1,179,455
Cap 11.93%, Margin 2.00% + CMT, Resets Semi-Annually, 5.247%, 6/01/32 ................      1,059,213         1,109,460
Cap 11.93%, Margin 2.13% + CMT, Resets Annually, 5.941%, 7/01/31 .....................      1,454,441         1,503,615
Cap 11.94%, Margin 2.352% + CMT, Resets Annually, 7.107%, 9/01/29 ....................        472,847           490,710
Cap 11.96%, Margin 2.15% + CMT, Resets Annually, 5.96%, 6/01/31 ......................      2,402,733         2,485,685
Cap 11.966%, Margin 1.25% + COFI, Resets Semi-Annually, 3.11%, 4/01/22 ...............      1,990,280         2,040,072
Cap 11.97%, Margin 2.14% + CMT, Resets Annually, 5.985%, 9/01/31 .....................      1,833,074         1,894,163
Cap 12.008%, Margin 2.176% + CMT, Resets Annually, 6.005%, 2/01/32 ...................      2,467,888         2,585,136
Cap 12.06%, Margin 1.67% + CMT, Resets Annually, 5.755%, 7/01/31 .....................        166,234           169,610
Cap 12.066%, Margin 2.05% + 3CMT, Resets Every 3 Years, 5.405%, 6/01/29 ..............      2,448,464         2,504,229
Cap 12.119%, Margin 2.235% + CMT, Reset Annually, 7.13%, 1/01/31 .....................        265,024           277,553
Cap 12.13%, Margin 2.598% + CMT, Resets Annually, 3.667%, 9/01/25 ....................      1,598,732         1,660,455
Cap 12.181%, Margin 2.628% + CMT, Resets Annually, 3.931%, 6/01/28 ...................      5,360,741         5,550,016
Cap 12.233%, Margin 1.702% + COFI, Resets Semi-Annually, 5.327%, 1/01/19 .............      1,445,712         1,445,259
Cap 12.31%, Margin 1.62% + COFI, Resets Semi-Annually, 3.465%, 4/01/19 ...............      1,897,563         1,936,923
Cap 12.312%, Margin 1.90% + COFI, Resets Semi-Annually, 3.765%, 10/01/22 .............      1,811,460         1,852,231
Cap 12.353%, Margin 2.30% + CMT, Resets Annually, 6.403%, 11/01/31 ...................      1,430,945         1,507,352
Cap 12.368%, Margin 2.123% + 6 Month TB, Resets Semi-Annually, 3.237%, 1/01/29 .......      1,693,335         1,738,253
Cap 12.37%, Margin 1.25% + COFI, Resets Monthly, 2.968%, 1/01/29 .....................      7,190,192         7,353,596
Cap 12.37%, Margin 1.37% + 6ML, Resets Semi-Annually, 5.435%, 9/01/32 ................      1,671,769         1,708,550
Cap 12.391%, Margin 1.57% + CMT, Resets Annually, 6.349%, 11/01/31 ...................      3,766,173         3,850,409
Cap 12.42%, Margin 1.25% + COFI, Resets Monthly, 2.98%, 1/01/18 ......................     13,442,360        13,711,426
Cap 12.435%, Margin 2.146% + CMT, Resets Annually, 6.715%, 8/01/29 ...................        266,155           268,907
Cap 12.494%, Margin 2.27% + CMT, Resets Annually, 6.051%, 4/01/31 ....................      7,004,642         7,202,768
Cap 12.527% Margin 2.25% + CMT, Resets Annually, 3.493%, 12/01/27 ....................      2,377,036         2,453,184
Cap 12.563%, Margin 2.12% + CMT, Resets Annually, 3.397%, 10/01/24 ...................     15,262,773        15,819,757
Cap 12.57%, Margin 1.77% + COFI, Resets Monthly, 3.573%, 1/01/19 .....................      3,009,043         3,068,144
Cap 12.57%, Margin 2.23% + CMT, Resets Annually, 3.465%, 5/01/25 .....................      1,862,524         1,921,386
Cap 12.605%, Margin 2.536% + 6 Month DR, Resets Semi-Annually, 5.294%, 11/01/18 ......        275,700           278,560
Cap 12.61%, Margin 2.508% + CMT, Resets Annually, 3.943%, 1/01/29 ....................      2,381,031         2,451,110
Cap 12.637%, Margin 2.00% + NCI, Resets Annually, 4.498%, 11/01/17 ...................      4,044,378         4,172,094
Cap 12.64%, Margin 2.00% + CMT, Resets Annually, 3.191%, 3/01/19 .....................        810,108           836,938
Cap 12.65%, Margin 1.75% + NCI, Resets Monthly, 3.875%, 10/01/28 .....................        143,604           146,671
Cap 12.66%, Margin 1.75% + 6 Month DR, Resets Semi-Annually, 2.787%, 1/01/19 .........      1,263,760         1,299,563
Cap 12.662%, Margin 1.25% + COFI, Resets Monthly, 7.00%, 1/01/19 .....................         63,478            65,592
Cap 12.70%, Margin 2.23% + CMT, Resets Annually, 3.432%, 3/01/30 .....................        516,535           528,729
Cap 12.705%, Margin 1.25% + COFI, Resets Monthly, 3.324%, 9/01/18 ....................      6,975,895         7,150,372
Cap 12.76%, Margin 1.25% + COFI, Resets Annually, 3.021%, 5/01/18 ....................      7,586,857         7,777,942
Cap 12.763%, Margin 1.25% + COFI, Resets Monthly, 3.013%, 6/01/20 ....................      2,503,763         2,569,215
Cap 12.77%, Margin 2.00% + CMT, Resets Annually, 3.282%, 4/01/27 .....................      6,706,246         6,911,557
Cap 12.788%, Margin 2.11% + CMT, Resets Annually, 3.439%, 11/01/20 ...................        436,976           450,684
Cap 12.804%, Margin 1.75% + CMT, Resets Annually, 3.032%, 5/01/19 ....................        886,482           910,330
Cap 12.808%, Margin 1.25% + COFI, Resets Monthly, 3.648%, 5/01/36 ....................      4,034,485         4,140,781
Cap 12.81%, Margin 2.25% + CMT, Resets Annually, 6.675%, 9/01/30 .....................      1,105,265         1,166,175
Cap 12.84%, Margin 2.762% + 6 Month DR, Resets Semi-Annually, 5.319%, 6/01/17 ........        190,636           194,534
Cap 12.848%, Margin 1.968% + CMT, Resets Annually, 3.336%, 12/01/17 ..................        230,852           236,394
Cap 12.85%, Margin 2.078% + 5CMT, Resets Every 5 Years, 6.087%, 10/01/17 .............        454,296           461,393


48 | Quarterly Statement of Investments

FRANKLIN INVESTORS SECURITIES TRUST

-----------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO                                      PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY SECURITIES (CONT.)
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (CONT.)
Cap 12.85%, Margin 2.27% + CMT, Resets Annually, 6.706%, 8/01/30 .....................    $ 2,325,091      $  2,376,703
Cap 12.85%, Margin 2.27% + CMT, Resets Annually, 6.753%, 9/01/30 .....................      1,742,443         1,800,094
Cap 12.89%, Margin 2.125% + 6 Month DR, Resets Semi-Annually, 5.082%, 7/01/17 ........      1,625,816         1,672,327
Cap 12.938%, Margin 1.25% + COFI, Resets Monthly, 3.052%, 2/01/19 ....................         15,905            16,258
Cap 12.953%, Margin 2.125% + 6 Month TB, Resets Semi-Annually, 3.193%, 4/01/18 .......        404,764           413,053
Cap 12.993%, Margin 2.092% + CMT, Resets Annually, 3.398%, 12/01/19 ..................        666,518           691,660
Cap 13.01%, Margin 2.10% + CMT, Resets Annually, 3.43%, 6/01/19 ......................        575,537           597,155
Cap 13.03%, Margin 1.25% + COFI, Resets Monthly, 6.852%, 2/01/20 .....................      1,814,436         1,872,140
Cap 13.03%, Margin 1.75% + 6 Month TB, Resets Semi-Annually, 2.833%, 12/01/20 ........        552,594           566,105
Cap 13.04%, Margin 2.24% + CMT, Resets Annually, 3.514%, 6/01/27 .....................      1,854,360         1,918,694
Cap 13.063%, Margin 2.175% + CMT, Resets Annually, 3.459%, 4/01/19 ...................      1,414,708         1,459,538
Cap 13.083%, Margin 2.005% + CMT, Resets Annually, 3.359%, 6/01/19 ...................        906,267           930,466
Cap 13.128%, Margin 2.02% + COFI, Resets Semi-Annually, 3.92%, 6/01/19 ...............        749,624           764,560
Cap 13.13%, Margin 2.19% + CMT, Resets Annually, 6.209%, 1/01/31 .....................      1,563,869         1,633,649
Cap 13.202%, Margin 2.478% + 6 Month DR, Resets Semi-Annually, 5.652%, 11/01/26 ......        303,072           307,377
Cap 13.245%, Margin 2.178% + 3CMT, Resets Every 3 Years, 5.97%, 1/01/26 ..............      1,121,490         1,161,019
Cap 13.249%, Margin 2.00% + CMT, Resets Annually, 3.252%, 6/01/19 ....................        640,615           656,611
Cap 13.281%, Margin 2.00% + CMT, Resets Annually, 3.121%, 10/01/19 ...................        963,326           992,431
Cap 13.452%, Margin 2.148% + CMT, Resets Annually, 3.389%, 9/01/22 ...................      2,216,211         2,288,389
Cap 13.46%, Margin 2.25% + CMT, Resets Annually, 7.54%, 10/01/30 .....................      1,655,958         1,730,356
Cap 13.54%, Margin 1.25% + COFI, Resets Monthly, 3.535%, 8/01/26 .....................        274,498           280,331
Cap 13.662%, Margin 2.177% + CMT, Resets Annually, 3.518%, 3/01/21 ...................        414,887           426,205
Cap 13.688%, Margin 2.179% + 3CMT, Resets Every 3 Years, 5.794%, 3/01/26 .............      1,625,118         1,698,747
Cap 13.791%, Margin 2.143% + CMT, Resets Annually, 3.512%, 12/01/20 ..................      1,273,717         1,298,460
Cap 13.797%, Margin 2.20% + CMT, Resets Annually, 3.462%, 3/01/19 ....................        301,406           310,964
Cap 13.80%, Margin 0.94% + 6 Month DR, Resets Semi-Annually, 6.623%, 7/01/24 .........        852,691           859,568
Cap 13.85%, Margin 2.13% + 3CMT, Resets Every 3 Years, 4.665%, 3/01/22 ...............         63,937            65,215
Cap 13.86%, Margin 1.842% + CMT, Resets Annually, 3.382%, 8/01/16 ....................         49,427            50,557
Cap 13.875%, Margin 1.975% + CMT, Resets Annually, 3.225%, 3/01/18 ...................        462,148           474,251
Cap 13.887%, Margin 2.25% + CMT, Resets Annually, 3.606%, 2/01/19 ....................        378,499           388,500
Cap 13.896%, Margin 2.25% + CMT, Resets Annually, 3.50%, 12/01/18 ....................        460,636           475,595
Cap 14.069%, Margin 2.089% + CMT, Resets Annually, 3.563%, 1/01/19 ...................      1,062,691         1,085,485
Cap 14.083%, Margin 1.74% + CMT, Resets Annually, 3.005%, 3/01/20 ....................      5,955,294         6,118,955
Cap 14.354%, Margin 2.07% + 5CMT, Resets Every 5 Years, 5.791%, 5/01/21 ..............        877,441           904,162
Cap 14.42%, Margin 2.099% + CMT, Resets Annually, 3.452%, 3/01/20 ....................        379,682           388,721
Cap 14.437%, Margin 1.845% + CMT, Resets Annually, 3.932%, 10/01/14 ..................        207,017           209,774
Cap 14.561%, Margin 2.199% + 3CMT, Resets Every 3 Years, 5.849%, 12/01/24 ............      1,237,188         1,278,302
Cap 14.68%, Margin 2.125% + 3CMT, Resets Every 3 Years, 5.448%, 8/01/22 ..............        258,547           267,048
Cap 14.725%, Margin 2.42% + CMT, Resets Annually, 3.753%, 6/01/19 ....................        997,880         1,026,088
Cap 14.769%, Margin 2.265% + 6 Month DR, Resets Semi-Annually, 7.536%, 3/01/25 .......        423,367           427,656
Cap 14.77%, Margin 2.61% + 3CMT, Resets Every 3 Years, 6.118%, 3/01/20 ...............        488,726           513,112
Cap 14.784%, Margin 1.87% + 3CMT, Resets Every 3 Years, 5.527%, 5/01/21 ..............      1,598,967         1,637,414
Cap 14.804%, Margin 2.186% + 3CMT, Resets Every 3 Years, 5.681%, 12/01/17 ............        374,296           384,872
Cap 14.887%, Margin 1.72% + CMT, Resets Annually, 2.943%, 1/01/16 ....................      1,880,280         1,913,239
Cap 14.952%, Margin 2.523% + CMT, Resets Annually, 3.953%, 5/01/19 ...................        672,289           691,101
                                                                                                           ------------
                                                                                                            308,262,062
                                                                                                           ------------


                                         Quarterly Statement of Investments | 49

FRANKLIN INVESTORS SECURITIES TRUST

-----------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO                                      PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY SECURITIES (CONT.)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) 18.3%
Cap 9.50%, Margin 1.50% + CMT, Resets Annually, 3.375%, 4/20/32 ......................    $12,644,183      $ 12,732,419
Cap 10.00%, Margin 1.50% + CMT, Resets Annually, 3.375%, 3/20/24 .....................      3,421,635         3,429,871
Cap 10.00%, Margin 1.50% + CMT, Resets Annually, 4.00%, 7/20/32 ......................     13,074,064        13,332,027
Cap 10.00%, Margin 1.50% + CMT, Resets Annually, 4.625%, 10/20/23 ....................      3,963,481         4,031,432
Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 3.375%, 1/20/27 .....................      3,994,884         3,991,312
Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 3.375%, 2/20/28 .....................      6,973,709         6,966,024
Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 3.375%, 4/20/22 .....................      2,272,726         2,268,986
Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 3.375%, 4/20/28 .....................      2,554,353         2,546,595
Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 3.375%, 4/20/30 .....................      2,151,310         2,135,434
Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 3.375%, 6/20/31 .....................      1,535,927         1,531,342
Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 3.50%, 7/20/29 ......................      3,290,653         3,274,912
Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 4.625%, 10/20/24 ....................        576,195           584,194
Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 4.625%, 10/20/26 ....................        697,212           707,068
Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 4.625%, 10/20/27 ....................     12,894,406        13,079,000
Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 4.625%, 11/20/23 ....................      4,359,426         4,419,391
Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 4.75%, 9/20/22 ......................        957,539           966,450
Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 4.75%, 9/20/27 ......................        880,649           889,261
Cap 11.00%, Margin 1.50% + CMT, Resets Annually, 3.00%, 7/20/30 ......................      2,275,626         2,279,777
Cap 11.00%, Margin 1.50% + CMT, Resets Annually, 3.375%, 2/20/23 .....................      2,073,270         2,075,010
Cap 11.00%, Margin 1.50% + CMT, Resets Annually, 3.375%, 5/20/24 .....................      1,690,968         1,691,303
Cap 11.00%, Margin 1.50% + CMT, Resets Annually, 4.00%, 7/20/29 ......................      1,312,878         1,314,824
Cap 11.00%, Margin 1.50% + CMT, Resets Annually, 4.625%, 10/20/23 ....................      6,591,383         6,694,422
Cap 11.00%, Margin 1.50% + CMT, Resets Annually, 4.75%, 7/20/23 ......................        955,975           966,744
Cap 11.00%, Margin 1.50% + CMT, Resets Annually, 4.75%, 7/20/24 ......................      4,559,045         4,610,954
Cap 11.00%, Margin 2.50% + CMT, Resets Annually, 5.75%, 7/20/25 ......................         90,393            91,177
Cap 11.50%, Margin 1.50% + CMT, Resets Annually, 3.375%, 1/20/23 .....................      2,685,976         2,684,263
Cap 11.50%, Margin 1.50% + CMT, Resets Annually, 3.375%, 2/20/23 .....................      1,599,493         1,598,478
Cap 11.50%, Margin 1.50% + CMT, Resets Annually, 3.50%, 7/20/30 ......................      3,290,881         3,281,610
Cap 11.50%, Margin 1.50% + CMT, Resets Annually, 3.50%, 8/20/30 ......................      2,051,423         2,046,052
Cap 11.50%, Margin 1.50% + CMT, Resets Annually, 4.75%, 7/20/21 ......................      1,078,141         1,088,439
Cap 12.00%, Margin 1.50% + CMT, Resets Annually, 4.625%, 12/20/24 ....................      1,122,713         1,137,481
Cap 12.00%, Margin 1.50% + CMT, Resets Annually, 4.75%, 7/20/25 ......................      3,306,433         3,335,667
Cap 12.00%, Margin 1.50% + CMT, Resets Annually, 4.75%, 9/20/22 ......................      1,101,551         1,111,005
                                                                                                           ------------
                                                                                                            112,892,924
                                                                                                           ------------
TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $559,319,386).......................                      556,178,779
                                                                                                           ------------
MISCELLANEOUS MORTGAGE-BACKED SECURITIES (COST $142,891)
Travelers Mortgage Services Inc., Cap 13.95%, Margin 2.25% + CMT, Resets Annually,
  4.119%, 12/25/18 ...................................................................        140,477           143,503
                                                                                                           ------------


50 | Quarterly Statement of Investments

FRANKLIN INVESTORS SECURITIES TRUST

    -------------------------------------------------------------------------------------------------------------------
    U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO                                 PRINCIPAL AMOUNT       VALUE
    -------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENT (COST $54,552,791) 8.9%

 (a)Joint Repurchase Agreement, 1.320%, 08/02/04 (Maturity Value $54,558,792) ........   $ 54,552,791      $ 54,552,791
    ABN AMRO Bank, N.V., New York Branch (Maturity Value $5,360,401)
    Banc of America Securities LLC (Maturity Value $5,360,401)
    Barclays Capital Inc. (Maturity Value $5,360,401)
    Bear, Stearns & Co. Inc. (Maturity Value $2,383,130)
    BNP Paribas Securities Corp. (Maturity Value $5,360,401)
    Deutsche Bank Securities Inc. (Maturity Value $5,360,401)
    Goldman, Sachs & Co. (Maturity Value $5,360,401)
    Greenwich Capital Markets Inc. (Maturity Value $5,360,401)
    Lehman Brothers Inc. (Maturity Value $3,932,053)
    Morgan Stanley & Co. Inc. (Maturity Value $5,360,401)
    UBS Securities LLC (Maturity Value $5,360,401)
      Collateralized by U.S. Government Agency Securities, 1.260% - 7.125%,
       8/11/04 - 6/15/09, U.S. Treasury Bonds, 9.375%, 2/15/06, and U.S. Treasury
       Notes, 1.625% - 7.500%, 2/15/05 - 6/15/09                                                           ------------

    TOTAL INVESTMENTS (COST $614,015,068) 99.2% ......................................                      610,875,073
    OTHER ASSETS, LESS LIABILITIES .8% ...............................................                        4,620,838
                                                                                                           ------------
    NET ASSETS 100.0% ................................................................                     $615,495,911
                                                                                                           ============

PORTFOLIO ABBREVIATIONS | 3CMT - 3 Year Constant Maturity Treasury Index | 5CMT - 5 Year Constant Maturity Treasury Index
                          6ML - 6 Month LIBOR | 12ML - 12 Month LIBOR | CMT - 1 Year Constant Maturity Index
                          COFI - Eleventh District Cost of funds Index | DR - Discount Rate
                          NCI - National Median Cost of Funds Index
                          TB - Treasury Bill Rate

(a) At July 31, 2004, all repurchase agreements held by the fund had been entered into on July 30, 2004.


                                            Quarterly Statement of Investments |
                                    See Notes to Statements of Investments. | 51

FRANKLIN INVESTORS SECURITIES TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Adjustable Rate Securities Portfolios (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of one portfolio, the U.S. Government Adjustable Rate Mortgage Portfolio (the Portfolio).

1. INCOME TAXES

At July 31, 2004, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes of $614,015,068 was as follows:

Unrealized appreciation ............................     $ 1,414,712
Unrealized depreciation ............................      (4,554,707)
                                                         -----------
Net unrealized appreciation ........................     $(3,139,995)
                                                         ===========

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

52 | Quarterly Statement of Investments

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FRANKLIN INVESTORS SECURITIES TRUST

By /S/JIMMY D. GAMBILL
   -------------------
         Chief Executive Officer - Finance and Administration
Date    September 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
         Chief Executive Officer - Finance and Administration
Date    September 28, 2004


By /S/GALEN G. VETTER
   ------------------
         Chief Financial Officer
Date    September 28, 2004









                                    Exhibit A


I, Jimmy D. Gambill, certify that:

1. I have reviewed this report on Form N-Q of the Franklin Investors Securities Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

September 23, 2004

/S/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration









I, Galen G. Vetter, certify that:

1. I have reviewed this report on Form N-Q of the Franklin Investors Securities Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

September 23, 2004

/S/GALEN G. VETTER
Chief Financial Officer